UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22733

John Hancock Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Multifactor Technology ETF

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 99.9%		$49,399,348
(Cost $40,315,019)
Consumer discretionary 0.3%		167,233
Household durables 0.3%
Garmin, Ltd.	3,332	167,233
Health care 1.7%		825,851
Health care providers and services 0.1%
Premier, Inc., Class A (A)	953	33,260
Health care technology 1.6%
athenahealth, Inc. (A)	859	118,817
Cerner Corp. (A)	8,996	579,073
Medidata Solutions, Inc. (A)	16	1,229
Veeva Systems, Inc., Class A (A)	1,466	93,472
Information technology 97.9%		48,406,264
Communications equipment 8.6%
Arista Networks, Inc. (A)	939	140,183
ARRIS International PLC (A)	6,515	182,159
Brocade Communications Systems, Inc.	12,588	158,986
Ciena Corp. (A)	3,092	79,619
Cisco Systems, Inc.	47,921	1,507,115
CommScope Holding Company, Inc. (A)	6,496	238,923
EchoStar Corp., Class A (A)	1,288	78,220
F5 Networks, Inc. (A)	1,917	231,478
Finisar Corp. (A)	2,214	60,265
Harris Corp.	4,775	546,594
Juniper Networks, Inc.	12,782	357,257
Lumentum Holdings, Inc. (A)	168	10,517
Motorola Solutions, Inc.	3,563	323,093
Palo Alto Networks, Inc. (A)	1,254	165,252
Ubiquiti Networks, Inc. (A)(B)	740	40,330
ViaSat, Inc. (A)(B)	1,746	115,393
Electronic equipment, instruments and components 2.8%
CDW Corp.	4,793	304,020
Corning, Inc.	27,459	800,155
Dolby Laboratories, Inc., Class A	1,560	80,730
SYNNEX Corp.	1,161	138,066
Tech Data Corp. (A)	595	60,928
Internet software and services 16.6%
Akamai Technologies, Inc. (A)	5,378	253,519
Alphabet, Inc., Class A (A)	2,570	2,429,935
Alphabet, Inc., Class C (A)	625	581,563
eBay, Inc. (A)	17,362	620,344
Facebook, Inc., Class A (A)	17,987	3,044,300
GoDaddy, Inc., Class A (A)	520	22,350
GrubHub, Inc. (A)(B)	401	18,498
InterActiveCorp (A)	2,526	264,295
j2 Global, Inc.	1,844	156,058
LogMeIn, Inc.	1,274	148,357
Match Group, Inc. (A)	1,325	24,181
MercadoLibre, Inc.	932	268,807
Nutanix, Inc., Class A (A)(B)	142	3,017
Twitter, Inc. (A)	10,229	164,585

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF 2

	Shares	Value
Information technology (continued)
Internet software and services (continued)
VeriSign, Inc. (A)	2,351	$237,851
IT services 8.0%
Amdocs, Ltd.	4,457	299,377
Cognizant Technology Solutions Corp., Class A	8,871	614,938
CSRA, Inc.	4,500	146,745
DST Systems, Inc.	2,406	132,089
DXC Technology Company	7,223	566,139
EPAM Systems, Inc. (A)	1,045	89,797
Gartner, Inc. (A)	2,038	261,516
IBM Corp.	8,067	1,167,053
Leidos Holdings, Inc.	5,010	267,734
Sabre Corp.	5,356	118,528
Science Applications International Corp.	724	50,977
Square, Inc., Class A (A)	2,701	71,171
Teradata Corp. (A)	4,945	157,350
Semiconductors and semiconductor equipment 23.9%
Advanced Micro Devices, Inc. (A)(B)	12,153	165,402
Analog Devices, Inc.	8,040	635,240
Applied Materials, Inc.	18,198	806,353
Broadcom, Ltd.	3,172	782,411
Cavium, Inc. (A)	811	50,233
Cirrus Logic, Inc. (A)	925	56,832
Cypress Semiconductor Corp.	8,527	121,083
Entegris, Inc. (A)	1,135	29,624
Intel Corp.	61,815	2,192,578
Lam Research Corp.	5,255	837,962
Marvell Technology Group, Ltd.	12,290	191,232
Maxim Integrated Products, Inc.	8,133	369,564
Microchip Technology, Inc.	4,572	365,943
Micron Technology, Inc. (A)	30,906	869,077
Microsemi Corp. (A)	3,460	180,197
MKS Instruments, Inc.	495	41,407
Monolithic Power Systems, Inc.	417	42,667
NVIDIA Corp.	4,140	672,791
ON Semiconductor Corp. (A)	15,722	235,044
Qorvo, Inc. (A)	3,671	251,684
QUALCOMM, Inc.	14,522	772,425
Skyworks Solutions, Inc.	6,032	632,576
Teradyne, Inc.	6,722	232,514
Texas Instruments, Inc.	10,164	827,146
Xilinx, Inc.	7,238	457,876
Software 26.9%
Activision Blizzard, Inc.	11,210	692,554
Adobe Systems, Inc. (A)	3,230	473,163
ANSYS, Inc. (A)	2,146	278,014
Aspen Technology, Inc. (A)	1,892	107,598
Atlassian Corp. PLC, Class A (A)	1,126	40,333
Autodesk, Inc. (A)	3,756	416,127
Blackbaud, Inc.	1,341	123,828
CA, Inc.	12,103	375,677
Cadence Design Systems, Inc. (A)	8,299	306,233
CDK Global, Inc.	4,152	273,119

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF 3

		Shares	Value
Information technology (continued)
Software (continued)
Citrix Systems, Inc. (A)		4,394	$347,038
Dell Technologies, Inc., Class V (A)		6,878	442,049
Electronic Arts, Inc. (A)		3,795	443,028
Ellie Mae, Inc. (A)		82	7,152
Fair Isaac Corp.		829	118,174
Fortinet, Inc. (A)		2,564	94,637
Guidewire Software, Inc. (A)		1,328	95,828
Intuit, Inc.		3,369	462,260
Manhattan Associates, Inc. (A)		1,937	85,615
Microsoft Corp.		42,422	3,084,079
Nuance Communications, Inc. (A)		7,574	131,030
Oracle Corp.		35,513	1,773,164
Paycom Software, Inc. (A)		229	16,051
Proofpoint, Inc. (A)		727	61,969
PTC, Inc. (A)		2,626	144,929
Red Hat, Inc. (A)		3,849	380,551
salesforce.com, Inc. (A)		3,398	308,538
ServiceNow, Inc. (A)		2,516	277,892
Snap, Inc., Class A (A)(B)		1,297	17,730
Splunk, Inc. (A)		2,067	124,041
SS&C Technologies Holdings, Inc.		4,665	180,815
Symantec Corp.		16,442	509,538
Synopsys, Inc. (A)		4,223	323,355
Tableau Software, Inc., Class A (A)		677	43,633
Take-Two Interactive Software, Inc. (A)		2,598	206,489
The Ultimate Software Group, Inc. (A)(B)		571	128,880
Tyler Technologies, Inc. (A)		628	107,897
VMware, Inc., Class A (A)(B)		961	89,094
Workday, Inc., Class A (A)		1,887	192,682
Technology hardware, storage and peripherals 11.1%
Apple, Inc.		19,514	2,902,317
Hewlett Packard Enterprise Company		27,847	487,601
HP, Inc.		20,988	400,871
NCR Corp. (A)		4,367	165,291
NetApp, Inc.		9,227	400,636
Seagate Technology PLC		8,851	291,729
Western Digital Corp.		10,019	852,817
	Yield (%)	Shares	Value
Securities lending collateral 1.0%			$456,637
(Cost $456,639)
John Hancock Collateral Trust (C)	1.1917(D)	45,635	456,637
Short-term investments 0.1%			$59,378
(Cost $59,378)
Money market funds 0.1%			59,378
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9351(D)	59,378	59,378
Total investments (Cost $40,831,036)† 101.0%			$49,915,363
Other assets and liabilities, net (1.0%)			(479,587)
Total net assets 100.0%			$49,435,776
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF 4

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 7-31-17. The value of securities on loan amounted to $441,998.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-17.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $40,832,616. Net unrealized appreciation aggregated to $9,082,747, of which $9,407,640 related to appreciated investment securities and $324,893 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF 5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	800Q1	07/17
This report is for the information of the shareholders of John Hancock Multifactor Technology ETF.		9/17

John Hancock

Multifactor Financials ETF

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)	Shares	Value

Common stocks 99.9%		$46,871,585
(Cost $39,008,843)
Consumer discretionary 0.7%		332,169
Internet and direct marketing retail 0.2%
Liberty Ventures, Series A (A)	1,536	93,051
Media 0.5%
Liberty Broadband Corp., Series A (A)	402	39,766
Liberty Broadband Corp., Series C (A)	2,010	199,352
Consumer staples 0.1%		33,438
Household products 0.1%
HRG Group, Inc. (A)	2,018	33,438
Financials 91.1%		42,737,602
Banks 33.6%
Associated Banc-Corp.	1,925	46,104
Bank of America Corp.	73,494	1,772,675
Bank of Hawaii Corp.	607	50,788
Bank of the Ozarks	2,085	89,968
BankUnited, Inc.	2,129	73,280
BB&T Corp.	10,089	477,411
BOK Financial Corp.	638	54,275
Chemical Financial Corp.	782	37,685
CIT Group, Inc.	5,152	245,493
Citigroup, Inc.	24,847	1,700,777
Citizens Financial Group, Inc.	13,174	462,144
Comerica, Inc.	3,894	281,575
Commerce Bancshares, Inc.	2,690	156,128
Cullen/Frost Bankers, Inc.	1,406	127,637
East West Bancorp, Inc.	3,549	202,222
Fifth Third Bancorp	23,958	639,679
First Citizens BancShares, Inc., Class A	106	39,010
First Hawaiian, Inc.	658	19,411
First Horizon National Corp.	4,944	86,174
First Republic Bank	3,074	308,414
Hancock Holding Company	934	42,964
Home BancShares, Inc.	2,143	53,146
Huntington Bancshares, Inc.	23,818	315,589
IBERIABANK Corp.	564	45,599
Investors Bancorp, Inc.	6,069	80,596
JPMorgan Chase & Co.	20,015	1,837,377
KeyCorp	22,532	406,477
M&T Bank Corp.	2,919	476,235
MB Financial, Inc.	899	36,769
PacWest Bancorp	2,463	118,273
People’s United Financial, Inc.	8,029	140,026
Popular, Inc.	1,827	76,990
Prosperity Bancshares, Inc.	1,825	116,983
Regions Financial Corp.	33,713	492,210
Signature Bank (A)	1,263	175,027
SunTrust Banks, Inc.	8,050	461,185
SVB Financial Group (A)	1,187	211,808
Synovus Financial Corp.	2,548	110,787
Texas Capital Bancshares, Inc. (A)	567	44,424

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR FINANCIALS ETF 2

	Shares	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc.	4,470	$575,736
U.S. Bancorp	13,836	730,264
UMB Financial Corp.	522	36,363
Umpqua Holdings Corp.	4,940	91,588
United Bankshares, Inc.	879	30,326
Webster Financial Corp.	2,242	116,427
Wells Fargo & Company	30,021	1,619,333
Western Alliance Bancorp (A)	2,745	138,293
Wintrust Financial Corp.	805	60,625
Zions Bancorporation	5,021	227,552
Capital markets 20.2%
Affiliated Managers Group, Inc.	1,160	215,563
Ameriprise Financial, Inc.	4,027	583,432
BlackRock, Inc.	784	334,400
CBOE Holdings, Inc.	1,905	180,080
CME Group, Inc.	2,851	349,590
E*TRADE Financial Corp. (A)	6,607	270,887
Eaton Vance Corp.	3,233	158,708
FactSet Research Systems, Inc.	1,130	188,959
Franklin Resources, Inc.	7,820	350,180
Intercontinental Exchange, Inc.	5,980	398,926
Invesco, Ltd.	8,493	295,302
Legg Mason, Inc.	2,415	96,624
MarketAxess Holdings, Inc.	887	179,963
Moody’s Corp.	3,281	431,878
Morgan Stanley	11,321	530,955
Morningstar, Inc.	557	45,991
MSCI, Inc.	2,435	265,293
Nasdaq, Inc.	2,526	187,859
Northern Trust Corp.	5,315	465,116
Raymond James Financial, Inc.	3,192	265,542
S&P Global, Inc.	3,246	498,553
SEI Investments Company	3,663	206,996
State Street Corp.	4,022	374,971
Stifel Financial Corp. (A)	734	37,324
T. Rowe Price Group, Inc.	5,560	459,923
TD Ameritrade Holding Corp.	6,210	283,983
The Bank of New York Mellon Corp.	13,971	740,882
The Charles Schwab Corp.	9,999	428,957
The Goldman Sachs Group, Inc.	2,851	642,416
Wins Finance Holdings, Inc. (A)(B)	9	1,890
Consumer finance 6.1%
Ally Financial, Inc.	19,229	435,345
American Express Company	6,531	556,637
Capital One Financial Corp.	9,506	819,227
Credit Acceptance Corp. (A)	174	43,343
Discover Financial Services	5,292	322,494
Navient Corp.	10,244	151,099
OneMain Holdings, Inc. (A)	1,076	28,772
Santander Consumer USA Holdings, Inc. (A)	3,801	48,691
SLM Corp. (A)	6,175	68,419
Synchrony Financial	12,913	391,522

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR FINANCIALS ETF 3

	Shares	Value
Financials (continued)
Diversified financial services 4.6%
Berkshire Hathaway, Inc., Class B (A)	10,224	$1,788,893
Leucadia National Corp.	6,767	176,145
Voya Financial, Inc.	4,727	185,487
Insurance 26.0%
Aflac, Inc.	6,100	486,475
Alleghany Corp. (A)	360	220,802
American Financial Group, Inc.	1,883	190,936
American International Group, Inc.	8,348	546,377
AmTrust Financial Services, Inc. (B)	2,501	40,016
Aon PLC	3,104	428,880
Arch Capital Group, Ltd. (A)	2,470	240,232
Arthur J. Gallagher & Company	3,730	219,287
Assurant, Inc.	1,939	204,119
Assured Guaranty, Ltd.	5,530	248,905
Athene Holding, Ltd., Class A (A)	418	21,122
Axis Capital Holdings, Ltd.	2,417	156,090
Brown & Brown, Inc.	3,193	142,408
Chubb, Ltd.	2,860	418,872
Cincinnati Financial Corp.	3,171	241,503
CNA Financial Corp.	809	42,028
Enstar Group, Ltd. (A)	183	37,076
Erie Indemnity Company, Class A	681	86,800
Everest Re Group, Ltd.	975	255,830
First American Financial Corp.	2,707	131,046
FNF Group	4,952	241,955
Lincoln National Corp.	5,558	406,067
Loews Corp.	6,811	331,559
Markel Corp. (A)	227	243,233
Marsh & McLennan Companies, Inc.	6,072	473,434
MetLife, Inc.	7,176	394,680
Old Republic International Corp.	6,739	132,219
Primerica, Inc.	658	53,331
Principal Financial Group, Inc.	7,970	531,998
Prudential Financial, Inc.	6,500	735,995
Reinsurance Group of America, Inc.	1,651	231,470
RenaissanceRe Holdings, Ltd.	1,019	149,701
The Allstate Corp.	4,607	419,237
The Hanover Insurance Group, Inc.	1,098	104,156
The Hartford Financial Services Group, Inc.	11,708	643,940
The Progressive Corp.	12,279	578,709
The Travelers Companies, Inc.	4,855	621,877
Torchmark Corp.	2,612	206,270
Unum Group	6,495	325,594
Validus Holdings, Ltd.	2,408	129,526
W.R. Berkley Corp.	2,673	184,357
White Mountains Insurance Group, Ltd.	103	89,054
Willis Towers Watson PLC	2,305	343,168
XL Group, Ltd.	6,431	285,536
Thrifts and mortgage finance 0.6%
MGIC Investment Corp. (A)	6,820	79,589
New York Community Bancorp, Inc.	9,928	130,355
Radian Group, Inc.	3,867	67,363

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR FINANCIALS ETF 4

		Shares	Value
Financials (continued)
Thrifts and mortgage finance (continued)
TFS Financial Corp.		1,088	$17,386
Industrials 0.9%			420,467
Professional services 0.9%
Equifax, Inc.		2,891	420,467
Information technology 5.9%			2,772,892
Internet software and services 0.2%
Zillow Group, Inc., Class A (A)		587	26,667
Zillow Group, Inc., Class C (A)(B)		1,093	49,360
IT services 5.7%
Black Knight Financial Services, Inc., Class A (A)		660	28,050
Mastercard, Inc., Class A		7,527	961,951
The Western Union Company		12,860	253,985
Visa, Inc., Class A		14,593	1,452,879
Real estate 1.2%			575,017
Real estate management and development 1.2%
CBRE Group, Inc., Class A (A)		6,917	262,777
Jones Lang LaSalle, Inc.		1,053	133,963
Realogy Holdings Corp.		3,278	108,830
The Howard Hughes Corp. (A)		552	69,447
	Yield (%)	Shares	Value
Securities lending collateral 0.2%			$83,761
(Cost $83,761)
John Hancock Collateral Trust (C)	1.1917(D)	8,371	83,761
Short-term investments 0.1%			$34,077
(Cost $34,077)
Money market funds 0.1%			34,077
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9351(D)	34,077	34,077
Total investments (Cost $39,126,681)† 100.2%			$46,989,423
Other assets and liabilities, net (0.2%)			(88,683)
Total net assets 100.0%			$46,900,740
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 7-31-17. The value of securities on loan amounted to $82,072.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-17.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $39,127,818. Net unrealized appreciation aggregated to $7,861,605, of which $7,994,126 related to appreciated investment securities and $132,521 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR FINANCIALS ETF 5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy

The following is a summary of the values by input classification of the fund's investments as of July 31, 2017, by major security category or type:

	Total value at 7-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Internet and direct marketing retail	$93,051	$93,051	—	—
Media	239,118	239,118	—	—
Household products	33,438	33,438	—	—
Banks	15,739,822	15,739,822	—	—
Capital markets	9,471,143	9,469,253	—	$1,890
Consumer finance	2,865,549	2,865,549	—	—
Diversified financial services	2,150,525	2,150,525	—	—
Insurance	12,215,870	12,215,870	—	—
Thrifts and mortgage finance	294,693	294,693	—	—
Professional services	420,467	420,467	—	—
Internet software and services	76,027	76,027	—	—
IT services	2,696,865	2,696,865	—	—
Real estate management and development	575,017	575,017	—	—
Securities lending collateral	83,761	83,761	—	—
Short-term investments	34,077	34,077	—	—
Total investments in securities	$46,989,423	$46,987,533	—	$1,890

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	810Q1	07/17
This report is for the information of the shareholders of John Hancock Multifactor Financials ETF.		9/17

John Hancock

Multifactor Healthcare ETF

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 100.0%		$36,008,343
(Cost $32,032,319)
Health care 100.0%		36,008,343
Biotechnology 19.1%
AbbVie, Inc.	12,076	844,233
ACADIA Pharmaceuticals, Inc. (A)	1,261	37,540
Alexion Pharmaceuticals, Inc. (A)	2,059	282,783
Alkermes PLC (A)	2,216	120,573
Alnylam Pharmaceuticals, Inc. (A)	923	76,369
Amgen, Inc.	7,072	1,234,136
Biogen, Inc. (A)	1,975	571,940
BioMarin Pharmaceutical, Inc. (A)	2,102	184,408
Bioverativ, Inc. (A)	1,861	115,326
Bluebird Bio, Inc. (A)	418	39,397
Celgene Corp. (A)	5,839	790,659
Dyax Corp. (A)	702	1,720
Exelixis, Inc. (A)	2,147	58,205
Gilead Sciences, Inc.	10,150	772,314
Incyte Corp. (A)	3,352	446,788
Ionis Pharmaceuticals, Inc. (A)	1,510	79,124
Neurocrine Biosciences, Inc. (A)	1,081	51,920
OPKO Health, Inc. (A)	7,637	49,259
Regeneron Pharmaceuticals, Inc. (A)	842	413,944
Seattle Genetics, Inc. (A)	1,443	72,872
TESARO, Inc. (A)	462	58,979
United Therapeutics Corp. (A)	1,361	174,752
Vertex Pharmaceuticals, Inc. (A)	2,659	403,689
Health care equipment and supplies 21.8%
Abbott Laboratories	16,276	800,454
ABIOMED, Inc. (A)	606	89,743
Align Technology, Inc. (A)	1,307	218,570
Baxter International, Inc.	5,565	336,571
Becton, Dickinson and Company	2,560	515,584
Boston Scientific Corp. (A)	11,479	305,571
C.R. Bard, Inc.	1,759	563,935
DENTSPLY SIRONA, Inc.	5,298	328,635
DexCom, Inc. (A)	1,039	69,208
Edwards Lifesciences Corp. (A)	4,074	469,243
Hill-Rom Holdings, Inc.	1,966	146,506
Hologic, Inc. (A)	7,651	338,251
IDEXX Laboratories, Inc. (A)	1,756	292,304
Intuitive Surgical, Inc. (A)	335	314,317
Masimo Corp. (A)	409	38,691
Medtronic PLC	10,455	877,906
NuVasive, Inc. (A)	945	62,172
ResMed, Inc.	2,932	226,116
STERIS PLC	1,932	158,134
Stryker Corp.	3,004	441,888
Teleflex, Inc.	1,032	213,851
The Cooper Companies, Inc.	973	237,286
Varian Medical Systems, Inc. (A)	2,088	202,787
West Pharmaceutical Services, Inc.	1,521	134,913
Zimmer Biomet Holdings, Inc.	3,977	482,490

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF 2

	Shares	Value
Health care (continued)
Health care providers and services 29.3%
Acadia Healthcare Company, Inc. (A)	1,655	$87,599
Aetna, Inc.	5,023	775,099
AmerisourceBergen Corp.	3,725	349,480
Anthem, Inc.	3,666	682,646
Cardinal Health, Inc.	10,564	816,175
Centene Corp. (A)	4,353	345,715
Cigna Corp.	3,645	632,626
DaVita, Inc. (A)	6,105	395,482
Envision Healthcare Corp. (A)	3,647	205,800
Express Scripts Holding Company (A)	12,024	753,183
HCA Healthcare, Inc. (A)	2,951	237,083
HealthSouth Corp.	2,365	100,654
Henry Schein, Inc. (A)	1,937	352,941
Humana, Inc.	1,752	405,062
Laboratory Corp. of America Holdings (A)	3,007	477,842
McKesson Corp.	3,104	502,444
MEDNAX, Inc. (A)	2,513	118,061
Patterson Companies, Inc.	2,547	106,261
Quest Diagnostics, Inc.	4,755	515,014
UnitedHealth Group, Inc.	10,017	1,921,361
Universal Health Services, Inc., Class B	3,210	355,764
VCA, Inc. (A)	2,160	199,973
WellCare Health Plans, Inc. (A)	1,224	216,636
Life sciences tools and services 5.4%
Bio-Rad Laboratories, Inc., Class A (A)	505	118,993
Bio-Techne Corp.	787	91,221
Bruker Corp.	2,556	73,306
Charles River Laboratories International, Inc. (A)	1,261	123,830
Illumina, Inc. (A)	2,305	400,724
Patheon NV (A)	271	9,474
PRA Health Sciences, Inc. (A)	563	41,887
Quintiles IMS Holdings, Inc. (A)	2,448	221,666
Thermo Fisher Scientific, Inc.	2,858	501,665
VWR Corp. (A)	2,362	77,946
Waters Corp. (A)	1,604	278,198
Pharmaceuticals 24.4%
Allergan PLC	2,663	671,955
Bristol-Myers Squibb Company	9,459	538,217
Catalent, Inc. (A)	2,674	92,788
Eli Lilly & Company	6,840	565,394
Jazz Pharmaceuticals PLC (A)	1,659	254,839
Johnson & Johnson	16,456	2,184,040
Mallinckrodt PLC (A)	2,480	113,584
Merck & Company, Inc.	22,962	1,466,813
Mylan NV (A)	12,743	496,850
Perrigo Company PLC	1,674	125,416
Pfizer, Inc.	48,917	1,622,088
The Medicines Company (A)	601	23,108
Zoetis, Inc.	9,843	615,384

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF 3

	Yield (%)	Shares	Value
Short-term investments 0.0%			$18,328
(Cost $18,328)
Money market funds 0.0%			18,328
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9351(B)	18,328	18,328
Total investments (Cost $32,050,647)† 100.0%			$36,026,671
Other assets and liabilities, net (0.0%)			(11,947)
Total net assets 100.0%			$36,014,724
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-17.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $32,053,279. Net unrealized appreciation aggregated to $3,973,392, of which $4,682,386 related to appreciated investment securities and $708,994 related to depreciated investment securities.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF 4

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2017, by major security category or type:

	Total value at 7-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Biotechnology	$6,880,930	$6,879,210	—	$1,720
Health care equipment and supplies	7,865,126	7,865,126	—	—
Health care providers and services	10,552,901	10,552,901	—	—
Life sciences tools and services	1,938,910	1,938,910	—	—
Pharmaceuticals	8,770,476	8,770,476	—	—
Short-term investments	18,328	18,328	—	—
Total investments in securities	$36,026,671	$36,024,951	—	$1,720

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	820Q1	07/17
This report is for the information of the shareholders of John Hancock Multifactor Healthcare ETF.		9/17

John Hancock

Multifactor Consumer Discretionary ETF

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 99.9%		$30,869,033
(Cost $28,189,850)
Consumer discretionary 99.8%		30,824,783
Auto components 5.1%
Adient PLC	1,237	80,986
Autoliv, Inc.	1,833	198,679
BorgWarner, Inc.	3,971	185,605
Delphi Automotive PLC	5,916	534,925
Gentex Corp.	5,218	88,810
Lear Corp.	1,799	266,594
The Goodyear Tire & Rubber Company	6,593	207,745
Automobiles 4.4%
Ford Motor Company	39,742	445,905
General Motors Company	10,793	388,332
Harley-Davidson, Inc.	4,081	198,622
Tesla, Inc. (A)	736	238,074
Thor Industries, Inc.	806	84,912
Distributors 1.6%
Genuine Parts Company	2,745	233,133
LKQ Corp. (A)	5,030	173,837
Pool Corp.	829	89,631
Diversified consumer services 1.5%
Bright Horizons Family Solutions, Inc. (A)	727	57,440
H&R Block, Inc.	4,019	122,580
Service Corp. International	4,573	158,820
ServiceMaster Global Holdings, Inc. (A)	2,912	128,012
Hotels, restaurants and leisure 16.1%
Aramark	5,826	232,224
Carnival Corp.	3,979	265,718
Chipotle Mexican Grill, Inc. (A)	416	143,008
Cracker Barrel Old Country Store, Inc. (B)	515	80,057
Darden Restaurants, Inc.	2,369	198,712
Domino’s Pizza, Inc.	721	134,467
Dunkin’ Brands Group, Inc.	1,841	97,628
Hilton Worldwide Holdings, Inc.	3,548	221,856
Hyatt Hotels Corp., Class A (A)	554	30,786
International Game Technology PLC	2,077	39,546
Las Vegas Sands Corp.	3,828	235,843
Marriott International, Inc. Class A	2,388	248,806
McDonald’s Corp.	4,160	645,382
MGM Resorts International	10,332	340,233
Norwegian Cruise Line Holdings, Ltd. (A)	3,195	175,949
Royal Caribbean Cruises, Ltd.	3,060	345,994
Six Flags Entertainment Corp.	1,465	83,315
Starbucks Corp.	10,040	541,959
The Wendy’s Company	2,806	43,325
Vail Resorts, Inc.	693	146,057
Wyndham Worldwide Corp.	2,500	260,925
Wynn Resorts, Ltd.	1,117	144,473
Yum! Brands, Inc.	4,211	317,846
Household durables 6.4%
CalAtlantic Group, Inc.	929	32,608
D.R. Horton, Inc.	6,362	227,060

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF 2

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
Leggett & Platt, Inc.	2,615	$125,991
Lennar Corp., A Shares	3,453	181,075
Lennar Corp., B Shares	153	6,804
Mohawk Industries, Inc. (A)	1,102	274,387
Newell Brands, Inc.	7,602	400,777
NVR, Inc. (A)	79	206,225
PulteGroup, Inc.	5,600	136,752
Toll Brothers, Inc.	2,753	106,238
Whirlpool Corp.	1,630	289,768
Internet and direct marketing retail 11.1%
Amazon.com, Inc. (A)	2,118	2,092,118
Expedia, Inc.	1,830	286,340
Liberty Interactive Corp., QVC Group, Series A (A)	7,893	188,958
Netflix, Inc. (A)	1,624	295,016
The Priceline Group, Inc. (A)	241	488,869
TripAdvisor, Inc. (A)	1,740	67,895
Leisure products 1.8%
Brunswick Corp.	1,637	92,671
Hasbro, Inc.	2,268	240,136
Mattel, Inc.	5,452	109,149
Polaris Industries, Inc. (B)	1,244	111,537
Media 22.7%
AMC Entertainment Holdings, Inc., Class A (B)	649	13,240
AMC Networks, Inc., Class A (A)	974	62,287
Cable One, Inc.	77	58,512
CBS Corp., Class B	5,263	346,463
Charter Communications, Inc., Class A (A)	1,326	519,673
Cinemark Holdings, Inc.	2,350	91,415
Comcast Corp., Class A	36,461	1,474,847
Discovery Communications, Inc., Series A (A)(B)	3,977	97,834
Discovery Communications, Inc., Series C (A)	3,199	73,993
DISH Network Corp., Class A (A)	2,781	178,067
Liberty Global PLC, Series A (A)	3,333	112,855
Liberty Global PLC, Series C (A)	8,810	288,704
Liberty Media Corp.-Liberty Formula One, Series A (A)(B)	359	12,116
Liberty Media Corp.-Liberty Formula One, Series C (A)	2,386	83,916
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	3,030	139,774
Lions Gate Entertainment Corp., Class A (A)	773	22,726
Lions Gate Entertainment Corp., Class B (A)	1,506	41,430
Live Nation Entertainment, Inc. (A)	2,250	83,858
News Corp., Class A	6,890	98,596
News Corp., Class B	2,155	31,679
Omnicom Group, Inc.	5,448	428,976
Regal Entertainment Group, Class A (B)	1,179	22,425
Scripps Networks Interactive, Inc., Class A	1,903	166,341
Sinclair Broadcast Group, Inc., Class A	1,178	42,467
Sirius XM Holdings, Inc. (B)	25,414	148,926
TEGNA, Inc.	5,464	81,031
The Interpublic Group of Companies, Inc.	7,926	171,281
The Madison Square Garden Company, Class A (A)	392	86,130
The Walt Disney Company	9,058	995,746
Time Warner, Inc.	4,369	447,473

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF 3

	Shares	Value
Consumer discretionary (continued)
Media (continued)
Twenty-First Century Fox, Inc., Class A	7,193	$209,316
Twenty-First Century Fox, Inc., Class B	3,070	88,078
Viacom, Inc., Class A (B)	91	3,686
Viacom, Inc., Class B	8,604	300,452
Multiline retail 5.7%
Dollar General Corp.	6,050	454,718
Dollar Tree, Inc. (A)	4,934	355,643
Kohl’s Corp.	4,536	187,564
Macy’s, Inc.	8,452	200,735
Nordstrom, Inc. (B)	3,218	156,298
Target Corp.	7,108	402,810
Specialty retail 17.6%
Advance Auto Parts, Inc.	1,380	154,574
AutoNation, Inc. (A)(B)	1,663	70,478
AutoZone, Inc. (A)	400	215,928
Bed Bath & Beyond, Inc.	3,953	118,195
Best Buy Company, Inc.	6,663	388,719
Burlington Stores, Inc. (A)	1,225	106,612
CarMax, Inc. (A)(B)	3,657	242,276
Dick’s Sporting Goods, Inc.	1,948	72,738
Foot Locker, Inc.	2,936	138,550
L Brands, Inc.	3,216	149,190
Lowe’s Companies, Inc.	6,739	521,599
O’Reilly Automotive, Inc. (A)	1,721	351,600
Penske Automotive Group, Inc.	769	33,482
Ross Stores, Inc.	5,794	320,524
Signet Jewelers, Ltd. (B)	1,098	67,154
Staples, Inc.	11,456	116,278
The Gap, Inc.	5,529	131,756
The Home Depot, Inc.	7,529	1,126,338
The Michaels Companies, Inc. (A)	1,337	26,927
The TJX Companies, Inc.	4,724	332,144
Tiffany & Company	2,143	204,678
Tractor Supply Company	2,843	159,549
Ulta Beauty, Inc. (A)	1,106	277,838
Williams-Sonoma, Inc.	2,008	93,231
Textiles, apparel and luxury goods 5.8%
Carter’s, Inc.	1,046	90,720
Coach, Inc.	5,009	236,124
Columbia Sportswear Company	502	30,411
Hanesbrands, Inc. (B)	7,248	166,124
lululemon athletica, Inc. (A)	1,631	100,535
Michael Kors Holdings, Ltd. (A)	3,673	133,844
NIKE, Inc., Class B	8,218	485,273
PVH Corp.	1,418	169,153
Ralph Lauren Corp.	1,260	95,319
Skechers U.S.A., Inc., Class A (A)	1,593	44,747
Under Armour, Inc., Class A (A)(B)	2,067	41,381
Under Armour, Inc., Class C (A)(B)	2,082	37,705
VF Corp.	2,796	173,883

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF 4

		Shares	Value
Information technology 0.1%			$44,250
Internet software and services 0.1%
Cars.com, Inc. (A)(B)		1,821	44,250
	Yield (%)	Shares	Value
Securities lending collateral 4.0%			$1,220,571
(Cost $1,220,555)
John Hancock Collateral Trust (C)	1.1917(D)	121,981	1,220,571
Short-term investments 0.1%			$29,107
(Cost $29,107)
Money market funds 0.1%			29,107
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9351(D)	29,107	29,107
Total investments (Cost $29,439,512)† 104.0%			$32,118,711
Other assets and liabilities, net (4.0%)			(1,227,277)
Total net assets 100.0%			$30,891,434
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 7-31-17. The value of securities on loan amounted to $1,183,634.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-17.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $29,446,898. Net unrealized appreciation aggregated to $2,671,813, of which $4,399,807 related to appreciated investment securities and $1,727,994 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF 5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	830Q1	07/17
This report is for the information of the shareholders of John Hancock Multifactor Consumer Discretionary ETF.		9/17

John Hancock

Multifactor Mid Cap ETF

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 99.9%		$199,828,944
(Cost $181,549,388)
Consumer discretionary 13.0%		25,972,037
Auto components 1.3%
Adient PLC	1,793	117,388
Autoliv, Inc. (A)	3,477	376,872
BorgWarner, Inc.	7,144	333,911
Delphi Automotive PLC	4,725	427,235
Gentex Corp.	14,011	238,467
Lear Corp.	3,759	557,046
The Goodyear Tire & Rubber Company	18,311	576,980
Automobiles 0.3%
Harley-Davidson, Inc.	7,788	379,042
Thor Industries, Inc.	1,421	149,702
Distributors 0.5%
Genuine Parts Company	5,584	474,249
LKQ Corp. (B)	8,673	299,739
Pool Corp.	1,645	177,857
Diversified consumer services 0.5%
Bright Horizons Family Solutions, Inc. (B)	1,580	124,836
H&R Block, Inc.	7,736	235,948
Service Corp. International	11,892	413,009
ServiceMaster Global Holdings, Inc. (B)	6,665	292,993
Hotels, restaurants and leisure 2.1%
Aramark	10,596	422,357
Chipotle Mexican Grill, Inc. (B)	667	229,295
Cracker Barrel Old Country Store, Inc. (A)	1,029	159,958
Darden Restaurants, Inc.	4,973	417,135
Domino’s Pizza, Inc.	1,576	293,924
Dunkin’ Brands Group, Inc.	4,298	227,923
Hyatt Hotels Corp., Class A (B)	1,218	67,684
International Game Technology PLC	3,650	69,496
MGM Resorts International	14,419	474,818
Norwegian Cruise Line Holdings, Ltd. (B)	3,763	207,228
Royal Caribbean Cruises, Ltd.	4,529	512,094
Six Flags Entertainment Corp.	3,000	170,610
Vail Resorts, Inc.	1,514	319,091
Wyndham Worldwide Corp.	5,069	529,052
Wynn Resorts, Ltd.	1,276	165,038
Household durables 1.9%
CalAtlantic Group, Inc.	2,455	86,171
D.R. Horton, Inc.	12,005	428,458
Garmin, Ltd.	3,840	192,730
Leggett & Platt, Inc.	7,225	348,101
Lennar Corp., A Shares	6,380	334,567
Lennar Corp., B Shares	361	16,054
Mohawk Industries, Inc. (B)	2,064	513,915
NVR, Inc. (B)	218	569,076
PulteGroup, Inc.	14,469	353,333
Toll Brothers, Inc.	7,248	279,700
Whirlpool Corp.	3,353	596,432

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR MID CAP ETF 2

	Shares	Value
Consumer discretionary (continued)
Internet and direct marketing retail 0.6%
Expedia, Inc.	2,689	$420,748
Liberty Interactive Corp., QVC Group, Series A (B)	17,519	419,405
Liberty Ventures, Series A (B)	2,747	166,413
TripAdvisor, Inc. (B)	2,669	104,144
Leisure products 0.5%
Brunswick Corp.	4,034	228,365
Hasbro, Inc.	4,024	426,061
Mattel, Inc.	11,467	229,569
Polaris Industries, Inc. (A)	2,437	218,501
Media 1.5%
AMC Entertainment Holdings, Inc., Class A (A)	759	15,484
AMC Networks, Inc., Class A (B)	2,131	136,277
Cinemark Holdings, Inc.	5,979	232,583
Discovery Communications, Inc., Series A (A)(B)	3,111	76,531
Discovery Communications, Inc., Series C (B)	5,053	116,876
Liberty Broadband Corp., Series A (B)	724	71,618
Liberty Broadband Corp., Series C (B)	2,718	269,571
Liberty Media Corp.-Liberty Formula One, Series A (A)(B)	354	11,948
Liberty Media Corp.-Liberty Formula One, Series C (B)	2,517	88,523
Liberty Media Corp.-Liberty SiriusXM, Series A (B)	5,275	243,336
Lions Gate Entertainment Corp., Class A (B)	720	21,168
Lions Gate Entertainment Corp., Class B (B)	1,332	36,643
Live Nation Entertainment, Inc. (B)	5,751	214,340
News Corp., Class A	16,860	241,267
News Corp., Class B	4,924	72,383
Scripps Networks Interactive, Inc., Class A	3,028	264,677
TEGNA, Inc.	19,953	295,903
The Interpublic Group of Companies, Inc.	17,675	381,957
The Madison Square Garden Company, Class A (B)	1,014	222,796
Multiline retail 0.6%
Dollar Tree, Inc. (B)	6,932	499,659
Kohl’s Corp.	9,703	401,219
Nordstrom, Inc. (A)	5,241	254,555
Specialty retail 2.1%
Advance Auto Parts, Inc.	2,816	315,420
AutoNation, Inc. (A)(B)	4,239	179,649
Bed Bath & Beyond, Inc.	5,037	150,606
Best Buy Company, Inc.	10,073	587,659
Burlington Stores, Inc. (B)	2,999	261,003
CarMax, Inc. (A)(B)	7,052	467,195
Dick’s Sporting Goods, Inc.	5,487	204,885
Foot Locker, Inc.	5,309	250,532
Penske Automotive Group, Inc.	2,260	98,400
Signet Jewelers, Ltd. (A)	1,699	103,911
Staples, Inc.	23,014	233,592
The Gap, Inc.	3,254	77,543
The Michaels Companies, Inc. (B)	3,101	62,454
Tiffany & Company	3,128	298,755
Tractor Supply Company	4,140	232,337
Ulta Beauty, Inc. (B)	1,971	495,135
Williams-Sonoma, Inc. (A)	4,479	207,960

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR MID CAP ETF 3

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 1.1%
Carter’s, Inc.	2,660	$230,702
Coach, Inc.	6,969	328,519
Columbia Sportswear Company	1,014	61,428
Hanesbrands, Inc. (A)	13,972	320,238
lululemon athletica, Inc. (B)	3,176	195,769
Michael Kors Holdings, Ltd. (B)	5,291	192,804
PVH Corp.	3,466	413,459
Ralph Lauren Corp.	2,305	174,373
Skechers U.S.A., Inc., Class A (B)	4,247	119,298
Under Armour, Inc., Class A (A)(B)	4,276	85,606
Under Armour, Inc., Class C (A)(B)	4,460	80,771
Consumer staples 3.9%		7,874,132
Beverages 0.7%
Brown-Forman Corp., Class A	343	17,678
Brown-Forman Corp., Class B	7,020	346,788
Dr. Pepper Snapple Group, Inc.	6,413	584,609
Molson Coors Brewing Company, Class B	4,478	398,452
Food and staples retailing 0.4%
Casey’s General Stores, Inc. (A)	2,250	240,188
Rite Aid Corp. (A)(B)	39,754	89,049
US Foods Holding Corp. (B)	2,440	68,686
Whole Foods Market, Inc.	11,165	466,250
Food products 2.1%
Blue Buffalo Pet Products, Inc. (B)	3,100	69,347
Bunge, Ltd.	4,665	365,689
Campbell Soup Company	4,944	261,192
Conagra Brands, Inc.	11,811	404,409
Flowers Foods, Inc.	3,195	56,200
Ingredion, Inc.	3,496	431,127
Lamb Weston Holdings, Inc.	4,417	194,260
Lancaster Colony Corp.	518	63,517
McCormick & Company, Inc.	3,715	354,040
Pilgrim’s Pride Corp. (A)(B)	3,337	81,056
Pinnacle Foods, Inc.	5,312	315,427
Post Holdings, Inc. (B)	2,943	244,858
Seaboard Corp.	12	51,300
The Hain Celestial Group, Inc. (B)	4,134	184,831
The Hershey Company	4,951	521,390
The J.M. Smucker Company	3,406	415,191
TreeHouse Foods, Inc. (B)	2,142	181,706
Household products 0.5%
Church & Dwight Company, Inc.	5,767	307,669
Spectrum Brands Holdings, Inc. (A)	1,180	136,219
The Clorox Company	3,838	512,335
Personal products 0.2%
Coty, Inc., Class A	1,118	22,897
Edgewell Personal Care Company (B)	3,598	259,776
Herbalife, Ltd. (A)(B)	3,428	227,996
Energy 3.3%		6,614,006
Energy equipment and services 0.7%
Core Laboratories NV (A)	1,982	199,250

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR MID CAP ETF 4

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
Helmerich & Payne, Inc. (A)	6,672	$337,737
Nabors Industries, Ltd.	6,263	48,288
National Oilwell Varco, Inc.	6,698	219,092
Patterson-UTI Energy, Inc.	2,434	47,074
RPC, Inc. (A)	659	13,648
TechnipFMC PLC (B)	11,948	340,996
Transocean, Ltd. (A)(B)	12,338	106,724
U.S. Silica Holdings, Inc.	1,012	29,480
Weatherford International PLC (A)(B)	10,760	47,990
Oil, gas and consumable fuels 2.6%
Antero Resources Corp. (A)(B)	9,317	192,117
Cabot Oil & Gas Corp.	11,389	283,244
Cheniere Energy Partners LP Holdings LLC	1,159	30,331
Cheniere Energy, Inc. (B)	2,993	135,284
Chesapeake Energy Corp. (A)(B)	7,830	38,837
Cimarex Energy Company	2,199	217,767
Concho Resources, Inc. (B)	3,476	452,784
CONSOL Energy, Inc. (B)	4,452	74,616
Continental Resources, Inc. (B)	824	27,546
Diamondback Energy, Inc. (B)	2,427	232,701
Energen Corp. (B)	2,533	134,958
EQT Corp.	5,739	365,574
Hess Corp.	3,043	135,535
HollyFrontier Corp.	10,706	308,761
Marathon Oil Corp.	10,906	133,380
Murphy Oil Corp.	8,867	235,685
Newfield Exploration Company (B)	4,893	140,576
Noble Energy, Inc.	9,846	284,648
ONEOK, Inc.	8,123	459,518
Parsley Energy, Inc., Class A (B)	6,005	175,826
PDC Energy, Inc. (B)	1,275	60,129
Range Resources Corp.	7,436	156,974
Rice Energy, Inc. (B)	2,431	67,995
RSP Permian, Inc. (B)	2,768	95,108
Southwestern Energy Company (B)	6,349	36,189
Targa Resources Corp.	2,962	137,466
Tesoro Corp.	4,702	467,990
Whiting Petroleum Corp. (B)	6,934	36,404
WPX Energy, Inc. (B)	9,813	105,784
Financials 16.1%		32,100,981
Banks 5.2%
Associated Banc-Corp.	2,565	61,432
Bank of the Ozarks	3,984	171,910
BankUnited, Inc.	4,157	143,084
BOK Financial Corp.	1,297	110,336
CIT Group, Inc.	9,182	437,522
Citizens Financial Group, Inc.	15,493	543,494
Comerica, Inc.	6,910	499,662
Commerce Bancshares, Inc.	5,397	313,242
Cullen/Frost Bankers, Inc.	2,772	251,642
East West Bancorp, Inc.	7,791	443,931
Fifth Third Bancorp	29,663	792,002

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR MID CAP ETF 5

	Shares	Value
Financials (continued)
Banks (continued)
First Citizens BancShares, Inc., Class A	105	$38,642
First Hawaiian, Inc.	840	24,780
First Horizon National Corp.	7,156	124,729
First Republic Bank	5,411	542,886
Hancock Holding Company	1,178	54,188
Home BancShares, Inc.	1,777	44,070
Huntington Bancshares, Inc.	42,066	557,375
Investors Bancorp, Inc.	13,526	179,625
KeyCorp	37,465	675,869
M&T Bank Corp.	3,251	530,401
PacWest Bancorp	6,263	300,749
People’s United Financial, Inc.	16,059	280,069
Popular, Inc.	3,540	149,176
Prosperity Bancshares, Inc.	2,855	183,006
Regions Financial Corp.	46,977	685,864
Signature Bank (B)	2,511	347,974
SVB Financial Group (B)	2,317	413,445
Synovus Financial Corp.	5,725	248,923
Texas Capital Bancshares, Inc. (B)	727	56,960
UMB Financial Corp.	577	40,194
Umpqua Holdings Corp.	10,736	199,045
Webster Financial Corp.	3,763	195,413
Western Alliance Bancorp (B)	3,643	183,534
Wintrust Financial Corp.	1,019	76,741
Zions Bancorporation	9,002	407,971
Capital markets 3.4%
Affiliated Managers Group, Inc.	1,962	364,598
Ameriprise Financial, Inc.	4,467	647,179
CBOE Holdings, Inc.	3,828	361,861
E*TRADE Financial Corp. (B)	11,927	489,007
Eaton Vance Corp.	7,668	376,422
FactSet Research Systems, Inc.	2,244	375,242
Invesco, Ltd.	12,370	430,105
Legg Mason, Inc.	5,370	214,854
MarketAxess Holdings, Inc.	1,528	310,016
Moody’s Corp.	4,791	630,639
MSCI, Inc.	4,010	436,890
Nasdaq, Inc.	4,441	330,277
Northern Trust Corp.	4,159	363,954
Raymond James Financial, Inc.	5,783	481,088
SEI Investments Company	6,748	381,329
T. Rowe Price Group, Inc.	2,257	186,699
TD Ameritrade Holding Corp.	9,114	416,783
Wins Finance Holdings, Inc. (A)(B)	9	1,890
Consumer finance 0.7%
Ally Financial, Inc.	32,259	730,344
Credit Acceptance Corp. (B)	407	101,384
Navient Corp.	21,212	312,877
OneMain Holdings, Inc. (B)	1,731	46,287
Santander Consumer USA Holdings, Inc. (B)	6,362	81,497
SLM Corp. (B)	6,050	67,034

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR MID CAP ETF 6

	Shares	Value
Financials (continued)
Diversified financial services 0.3%
Leucadia National Corp.	13,056	$339,848
Voya Financial, Inc.	9,334	366,266
Insurance 6.3%
Alleghany Corp. (B)	670	410,938
American Financial Group, Inc.	5,035	510,549
AmTrust Financial Services, Inc. (A)	4,737	75,792
Arch Capital Group, Ltd. (B)	3,963	385,441
Arthur J. Gallagher & Company	6,651	391,012
Assurant, Inc.	3,979	418,869
Assured Guaranty, Ltd.	11,351	510,909
Athene Holding, Ltd., Class A (B)	283	14,300
Axis Capital Holdings, Ltd.	5,664	365,781
Brown & Brown, Inc.	7,350	327,810
Cincinnati Financial Corp.	5,283	402,353
CNA Financial Corp.	994	51,638
Erie Indemnity Company, Class A	1,116	142,245
Everest Re Group, Ltd.	1,556	408,279
First American Financial Corp.	5,682	275,066
FNF Group	7,823	382,232
Lincoln National Corp.	7,954	581,119
Loews Corp.	7,493	364,759
Markel Corp. (B)	370	396,459
Old Republic International Corp.	14,473	283,960
Principal Financial Group, Inc.	10,040	670,170
Reinsurance Group of America, Inc.	4,087	572,997
RenaissanceRe Holdings, Ltd.	2,753	404,443
The Hanover Insurance Group, Inc.	1,810	171,697
The Hartford Financial Services Group, Inc.	10,283	565,565
The Progressive Corp.	13,174	620,891
Torchmark Corp.	4,821	380,714
Unum Group	12,008	601,961
Validus Holdings, Ltd.	4,874	262,172
W.R. Berkley Corp.	6,917	477,065
White Mountains Insurance Group, Ltd.	221	191,077
Willis Towers Watson PLC	3,726	554,727
XL Group, Ltd.	9,196	408,302
Thrifts and mortgage finance 0.2%
New York Community Bancorp, Inc.	19,546	256,639
Radian Group, Inc.	4,263	74,261
TFS Financial Corp.	2,161	34,533
Health care 10.0%		20,093,095
Biotechnology 1.0%
ACADIA Pharmaceuticals, Inc. (B)	1,670	49,716
Alkermes PLC (B)	4,071	221,503
Alnylam Pharmaceuticals, Inc. (B)	1,131	93,579
BioMarin Pharmaceutical, Inc. (B)	3,043	266,962
Bioverativ, Inc. (B)	1,723	106,774
Exelixis, Inc. (B)	2,549	69,103
Incyte Corp. (B)	2,956	394,005
Ionis Pharmaceuticals, Inc. (B)	2,933	153,689
Neurocrine Biosciences, Inc. (B)	2,089	100,335
OPKO Health, Inc. (A)(B)	10,431	67,280

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR MID CAP ETF 7

	Shares	Value
Health care (continued)
Biotechnology (continued)
Seattle Genetics, Inc. (B)	2,238	$113,019
TESARO, Inc. (B)	493	62,936
United Therapeutics Corp. (B)	2,948	378,523
Health care equipment and supplies 3.2%
ABIOMED, Inc. (B)	1,235	182,891
Align Technology, Inc. (B)	2,618	437,808
C.R. Bard, Inc.	2,821	904,413
DENTSPLY SIRONA, Inc.	6,552	406,421
DexCom, Inc. (A)(B)	2,066	137,616
Edwards Lifesciences Corp. (B)	6,486	747,057
Hill-Rom Holdings, Inc.	2,501	186,375
Hologic, Inc. (B)	12,369	546,833
IDEXX Laboratories, Inc. (B)	2,862	476,409
Masimo Corp. (B)	657	62,152
ResMed, Inc.	5,198	400,870
STERIS PLC	4,256	348,354
Teleflex, Inc.	2,164	448,424
The Cooper Companies, Inc.	1,938	472,620
Varian Medical Systems, Inc. (B)	4,416	428,882
West Pharmaceutical Services, Inc.	2,902	257,407
Health care providers and services 3.3%
Acadia Healthcare Company, Inc. (B)	3,257	172,393
AmerisourceBergen Corp.	5,358	502,688
Centene Corp. (B)	8,041	638,616
DaVita, Inc. (B)	8,704	563,845
Envision Healthcare Corp. (B)	6,739	380,282
HealthSouth Corp.	4,475	190,456
Henry Schein, Inc. (B)	3,156	575,055
Laboratory Corp. of America Holdings (B)	4,423	702,859
MEDNAX, Inc. (B)	5,962	280,095
Patterson Companies, Inc.	6,248	260,667
Premier, Inc., Class A (B)	2,534	88,437
Quest Diagnostics, Inc.	7,219	781,890
Universal Health Services, Inc., Class B	5,010	555,258
VCA, Inc. (B)	4,386	406,056
WellCare Health Plans, Inc. (B)	2,728	482,829
Health care technology 0.5%
athenahealth, Inc. (B)	1,570	217,162
Cerner Corp. (B)	10,137	652,519
Veeva Systems, Inc., Class A (B)	2,696	171,897
Life sciences tools and services 1.7%
Agilent Technologies, Inc.	7,613	455,181
Bio-Rad Laboratories, Inc., Class A (B)	1,176	277,101
Bio-Techne Corp.	1,560	180,820
Bruker Corp.	3,869	110,963
Charles River Laboratories International, Inc. (B)	2,529	248,348
Mettler-Toledo International, Inc. (B)	1,077	617,207
Patheon NV (B)	303	10,593
PerkinElmer, Inc.	6,666	438,823
Quintiles IMS Holdings, Inc. (B)	3,482	315,295
VWR Corp. (B)	3,759	124,047
Waters Corp. (B)	3,030	525,523

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR MID CAP ETF 8

	Shares	Value
Health care (continued)
Pharmaceuticals 0.3%
Jazz Pharmaceuticals PLC (B)	3,216	$494,010
Mallinckrodt PLC (B)	3,280	150,224
Industrials 15.8%		31,595,530
Aerospace and defense 2.3%
Arconic, Inc.	11,476	284,490
BWX Technologies, Inc.	3,651	192,335
Curtiss-Wright Corp.	1,776	171,242
HEICO Corp.	1,062	85,353
HEICO Corp., Class A	1,948	138,405
Hexcel Corp.	5,065	259,176
Huntington Ingalls Industries, Inc.	2,035	419,434
L3 Technologies, Inc.	2,916	510,213
Orbital ATK, Inc.	3,144	321,254
Rockwell Collins, Inc.	5,384	573,558
Spirit AeroSystems Holdings, Inc., Class A	7,954	480,660
Teledyne Technologies, Inc. (B)	1,534	209,146
Textron, Inc.	10,483	515,030
TransDigm Group, Inc.	1,522	429,417
Air freight and logistics 0.5%
C.H. Robinson Worldwide, Inc. (A)	5,649	370,574
Expeditors International of Washington, Inc.	7,018	413,220
XPO Logistics, Inc. (B)	3,796	228,178
Airlines 1.0%
Alaska Air Group, Inc.	6,306	537,460
Copa Holdings SA, Class A	596	74,774
JetBlue Airways Corp. (B)	19,070	418,205
United Continental Holdings, Inc. (B)	13,122	888,097
Building products 1.1%
Allegion PLC	4,400	357,456
AO Smith Corp.	6,074	325,263
Fortune Brands Home & Security, Inc.	6,174	405,447
Lennox International, Inc.	1,948	333,108
Masco Corp.	7,646	291,542
Owens Corning	6,276	420,806
USG Corp. (B)	4,657	125,925
Commercial services and supplies 1.1%
Cintas Corp.	3,484	469,817
Copart, Inc. (B)	12,402	390,539
KAR Auction Services, Inc.	7,689	323,246
Republic Services, Inc.	10,601	680,796
Rollins, Inc.	4,492	194,998
Stericycle, Inc. (B)	2,444	188,384
Construction and engineering 0.6%
AECOM (B)	6,973	222,439
EMCOR Group, Inc.	1,661	112,118
Fluor Corp.	7,728	335,627
Jacobs Engineering Group, Inc.	5,580	294,178
Quanta Services, Inc. (B)	9,381	316,421
Electrical equipment 1.2%
Acuity Brands, Inc.	1,159	234,871
AMETEK, Inc.	9,022	555,575

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR MID CAP ETF 9

	Shares	Value
Industrials (continued)
Electrical equipment (continued)
Hubbell, Inc.	3,668	$435,722
Rockwell Automation, Inc.	4,504	743,295
Sensata Technologies Holding NV (B)	7,850	354,192
Industrial conglomerates 0.5%
Carlisle Companies, Inc.	3,350	326,927
Roper Technologies, Inc.	3,122	725,740
Machinery 4.4%
AGCO Corp.	4,731	341,294
Allison Transmission Holdings, Inc.	8,350	315,630
Colfax Corp. (B)	3,066	126,564
Crane Company	1,668	125,934
Donaldson Company, Inc.	8,618	409,269
Dover Corp.	6,939	582,876
Flowserve Corp.	6,569	270,183
Graco, Inc.	2,611	302,980
IDEX Corp.	4,282	499,024
Ingersoll-Rand PLC	5,180	455,218
ITT, Inc.	4,283	175,603
Lincoln Electric Holdings, Inc.	2,953	257,679
Nordson Corp.	2,635	334,645
Oshkosh Corp.	3,015	207,613
Parker-Hannifin Corp.	5,312	881,686
Pentair PLC	5,967	376,339
Snap-on, Inc.	2,490	383,958
Stanley Black & Decker, Inc.	5,239	737,075
The Middleby Corp. (B)	2,379	310,888
The Toro Company	4,848	344,644
Trinity Industries, Inc.	6,093	167,009
WABCO Holdings, Inc. (B)	2,806	386,021
Wabtec Corp. (A)	4,186	315,457
Woodward, Inc.	2,030	141,978
Xylem, Inc.	7,420	420,937
Professional services 1.1%
Equifax, Inc.	4,725	687,204
ManpowerGroup, Inc.	3,995	428,064
Robert Half International, Inc.	6,493	293,808
The Dun & Bradstreet Corp.	1,782	197,374
TransUnion (B)	3,330	152,614
Verisk Analytics, Inc. (B)	4,071	355,235
Road and rail 0.9%
AMERCO	403	156,590
Genesee & Wyoming, Inc., Class A (B)	2,596	169,155
J.B. Hunt Transport Services, Inc.	3,647	330,819
Kansas City Southern	3,671	378,810
Old Dominion Freight Line, Inc.	3,814	365,801
Ryder System, Inc.	4,025	292,859
Trading companies and distributors 1.0%
Air Lease Corp.	2,148	85,018
Fastenal Company	8,702	373,838
HD Supply Holdings, Inc. (B)	8,540	277,465
MSC Industrial Direct Company, Inc., Class A	2,392	170,334
United Rentals, Inc. (B)	4,263	507,126

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR MID CAP ETF 10

	Shares	Value
Industrials (continued)
Trading companies and distributors (continued)
Univar, Inc. (B)	1,244	$38,614
W.W. Grainger, Inc. (A)	2,072	345,485
Watsco, Inc.	1,164	175,496
Transportation infrastructure 0.1%
Macquarie Infrastructure Corp.	3,412	258,664
Information technology 18.5%		36,958,171
Communications equipment 1.8%
Arista Networks, Inc. (B)	1,806	269,618
ARRIS International PLC (B)	10,475	292,881
Brocade Communications Systems, Inc.	26,592	335,857
CommScope Holding Company, Inc. (B)	9,069	333,558
EchoStar Corp., Class A (B)	2,083	126,501
F5 Networks, Inc. (B)	3,288	397,026
Harris Corp.	5,324	609,438
Juniper Networks, Inc.	14,205	397,030
Motorola Solutions, Inc.	4,538	411,506
Palo Alto Networks, Inc. (B)	1,283	169,074
Ubiquiti Networks, Inc. (A)(B)	848	46,216
ViaSat, Inc. (A)(B)	2,054	135,749
Electronic equipment, instruments and components 2.7%
Amphenol Corp., Class A	10,879	833,549
Arrow Electronics, Inc. (B)	7,494	609,187
Avnet, Inc.	8,074	309,880
CDW Corp.	8,074	512,134
Cognex Corp.	2,293	217,973
Coherent, Inc. (B)	301	79,765
Dolby Laboratories, Inc., Class A	2,576	133,308
Flex, Ltd. (B)	27,957	447,016
FLIR Systems, Inc.	7,162	267,286
IPG Photonics Corp. (B)	1,643	250,788
Jabil, Inc.	12,378	377,529
Keysight Technologies, Inc. (B)	8,972	373,145
National Instruments Corp.	4,779	196,608
SYNNEX Corp.	1,774	210,964
Trimble, Inc. (B)	10,099	378,006
Universal Display Corp.	365	44,019
Zebra Technologies Corp., Class A (B)	2,012	204,661
Internet software and services 1.3%
Akamai Technologies, Inc. (B)	6,544	308,484
Cars.com, Inc. (B)	6,627	161,036
CoStar Group, Inc. (B)	1,128	310,820
GoDaddy, Inc., Class A (B)	782	33,610
InterActiveCorp (B)	4,574	478,578
j2 Global, Inc.	2,328	197,019
LogMeIn, Inc.	1,482	172,579
Match Group, Inc. (A)(B)	1,507	27,503
MercadoLibre, Inc.	1,490	429,746
Nutanix, Inc., Class A (A)(B)	165	3,505
VeriSign, Inc. (B)	3,291	332,950
Zillow Group, Inc., Class A (B)	1,292	58,696
Zillow Group, Inc., Class C (A)(B)	2,859	129,112

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR MID CAP ETF 11

	Shares	Value
Information technology (continued)
IT services 4.2%
Alliance Data Systems Corp.	1,958	$472,720
Amdocs, Ltd.	6,792	456,219
Black Knight Financial Services, Inc., Class A (A)(B)	992	42,160
Booz Allen Hamilton Holding Corp.	5,857	200,895
Broadridge Financial Solutions, Inc.	4,642	352,142
CSRA, Inc.	7,535	245,716
DST Systems, Inc.	4,959	272,249
DXC Technology Company	7,425	581,972
EPAM Systems, Inc. (B)	1,145	98,390
Euronet Worldwide, Inc. (B)	2,127	205,489
First Data Corp., Class A (B)	7,620	142,189
Fiserv, Inc. (B)	7,330	941,905
FleetCor Technologies, Inc. (B)	2,268	344,872
Gartner, Inc. (B)	4,108	527,139
Genpact, Ltd.	9,205	266,945
Global Payments, Inc.	5,117	482,891
Jack Henry & Associates, Inc.	4,360	467,915
Leidos Holdings, Inc.	7,052	376,859
MAXIMUS, Inc.	3,066	185,064
Sabre Corp.	7,332	162,257
Square, Inc., Class A (B)	3,075	81,026
Teradata Corp. (A)(B)	7,789	247,846
The Western Union Company	13,934	275,197
Total System Services, Inc.	6,255	396,942
Vantiv, Inc., Class A (B)	5,850	371,768
WEX, Inc. (B)	1,135	123,352
Semiconductors and semiconductor equipment 3.2%
Advanced Micro Devices, Inc. (A)(B)	9,789	133,228
Analog Devices, Inc.	9,469	748,146
Cavium, Inc. (B)	1,652	102,325
Cypress Semiconductor Corp.	9,534	135,383
First Solar, Inc. (B)	4,496	221,698
Lam Research Corp.	6,106	973,663
Marvell Technology Group, Ltd.	20,707	322,201
Maxim Integrated Products, Inc.	10,968	498,386
Microchip Technology, Inc.	6,847	548,034
Microsemi Corp. (B)	5,011	260,973
ON Semiconductor Corp. (B)	27,981	418,316
Qorvo, Inc. (B)	5,696	390,518
Skyworks Solutions, Inc.	7,039	738,180
Teradyne, Inc.	11,953	413,454
Xilinx, Inc.	9,211	582,688
Software 3.9%
ANSYS, Inc. (B)	3,452	447,207
Aspen Technology, Inc. (B)	1,896	107,826
Atlassian Corp. PLC, Class A (B)	1,407	50,399
Autodesk, Inc. (B)	4,922	545,308
CA, Inc.	13,686	424,813
Cadence Design Systems, Inc. (B)	14,674	541,471
CDK Global, Inc.	6,142	404,021
Citrix Systems, Inc. (B)	5,745	453,740
Dell Technologies, Inc., Class V (B)	2,658	170,830

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR MID CAP ETF 12

	Shares	Value
Information technology (continued)
Software (continued)
Fair Isaac Corp.	1,510	$215,251
Fortinet, Inc. (B)	5,225	192,855
Guidewire Software, Inc. (B)	2,377	171,524
Nuance Communications, Inc. (B)	13,736	237,633
PTC, Inc. (B)	5,591	308,567
Red Hat, Inc. (B)	4,789	473,488
ServiceNow, Inc. (B)	2,450	270,603
Splunk, Inc. (B)	3,866	231,999
SS&C Technologies Holdings, Inc.	8,815	341,669
Symantec Corp.	21,245	658,383
Synopsys, Inc. (B)	6,760	517,613
Tableau Software, Inc., Class A (B)	1,437	92,615
Take-Two Interactive Software, Inc. (B)	3,074	244,322
The Ultimate Software Group, Inc. (A)(B)	1,067	240,833
Tyler Technologies, Inc. (B)	1,377	236,582
Workday, Inc., Class A (B)	1,737	177,365
Technology hardware, storage and peripherals 1.4%
NCR Corp. (B)	9,748	368,962
NetApp, Inc.	14,513	630,154
Seagate Technology PLC	13,169	434,050
Western Digital Corp.	12,261	1,043,656
Xerox Corp.	9,821	301,210
Materials 6.6%		13,099,876
Chemicals 2.6%
Albemarle Corp.	4,131	478,370
Ashland Global Holdings, Inc.	3,459	224,731
Axalta Coating Systems, Ltd. (B)	9,049	285,044
Celanese Corp., Series A	5,117	492,102
CF Industries Holdings, Inc.	11,410	334,884
Eastman Chemical Company	5,620	467,359
FMC Corp.	5,752	439,338
Huntsman Corp.	8,102	215,675
International Flavors & Fragrances, Inc.	2,488	331,352
NewMarket Corp.	472	217,172
Olin Corp.	5,298	156,185
RPM International, Inc.	6,813	353,390
The Chemours Company	2,911	138,593
The Mosaic Company	7,720	186,361
The Scotts Miracle-Gro Company	2,550	244,775
Valvoline, Inc.	9,951	225,589
W.R. Grace & Company	3,290	226,878
Westlake Chemical Corp.	1,916	134,810
Construction materials 0.6%
Eagle Materials, Inc.	2,070	194,787
Martin Marietta Materials, Inc.	1,993	451,275
Vulcan Materials Company	4,740	583,589
Containers and packaging 2.2%
AptarGroup, Inc.	3,657	295,961
Avery Dennison Corp.	5,110	474,872
Ball Corp.	10,392	435,425
Bemis Company, Inc.	7,198	304,979
Berry Global Group, Inc. (B)	5,135	287,971

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR MID CAP ETF 13

	Shares	Value
Materials (continued)
Containers and packaging (continued)
Crown Holdings, Inc. (B)	6,446	$383,344
Graphic Packaging Holding Company	21,373	281,910
Packaging Corp. of America	6,640	726,947
Sealed Air Corp.	8,115	353,084
Sonoco Products Company	7,832	379,695
WestRock Company	6,099	350,205
Metals and mining 1.2%
Alcoa Corp.	5,223	190,117
Freeport-McMoRan, Inc. (B)	18,650	272,663
Newmont Mining Corp.	13,762	511,534
Nucor Corp.	9,293	535,927
Reliance Steel & Aluminum Company	4,188	303,044
Royal Gold, Inc.	2,084	180,599
Steel Dynamics, Inc.	11,274	399,212
United States Steel Corp. (A)	2,134	50,128
Real estate 6.4%		12,819,525
Equity real estate investment trusts 5.9%
Alexandria Real Estate Equities, Inc.	2,423	293,789
American Campus Communities, Inc.	4,395	210,696
American Homes 4 Rent, Class A	4,732	108,883
Apartment Investment & Management Company, Class A	5,374	244,786
Apple Hospitality REIT, Inc.	4,811	88,811
Brixmor Property Group, Inc.	7,366	144,300
Camden Property Trust	2,957	265,243
Colony NorthStar, Inc., Class A	6,353	93,008
CoreCivic, Inc.	1,347	37,312
CoreSite Realty Corp.	768	83,389
CubeSmart	5,686	140,217
CyrusOne, Inc.	1,804	107,717
DCT Industrial Trust, Inc.	2,738	154,259
DDR Corp.	10,457	106,557
Digital Realty Trust, Inc.	3,024	348,788
Douglas Emmett, Inc.	4,895	187,283
Duke Realty Corp.	11,043	315,719
DuPont Fabros Technology, Inc.	907	56,533
EPR Properties	1,887	136,581
Equity Commonwealth (B)	3,791	119,720
Equity LifeStyle Properties, Inc.	2,661	232,305
Essex Property Trust, Inc.	1,354	354,342
Extra Space Storage, Inc.	3,497	278,012
Federal Realty Investment Trust	1,980	262,607
Forest City Realty Trust, Inc., Class A	8,033	195,845
Gaming and Leisure Properties, Inc.	5,198	197,212
Gramercy Property Trust	4,240	128,133
HCP, Inc.	3,297	104,350
Healthcare Realty Trust, Inc.	1,943	64,702
Healthcare Trust of America, Inc., Class A	4,136	126,520
Highwoods Properties, Inc.	3,330	171,562
Hospitality Properties Trust	5,414	157,331
Host Hotels & Resorts, Inc.	15,198	283,595
Hudson Pacific Properties, Inc.	2,910	95,215
Iron Mountain, Inc.	7,744	282,114

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR MID CAP ETF 14

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Kilroy Realty Corp.	3,187	$221,210
Kimco Realty Corp.	8,455	170,622
Lamar Advertising Company, Class A	3,547	250,312
Liberty Property Trust	5,032	211,445
Life Storage, Inc.	1,205	88,013
Medical Properties Trust, Inc.	6,420	83,332
MGM Growth Properties LLC, Class A (A)	1,331	39,837
Mid-America Apartment Communities, Inc.	2,544	263,380
National Retail Properties, Inc. (A)	4,907	196,182
Omega Healthcare Investors, Inc.	6,418	202,745
Paramount Group, Inc.	5,598	91,639
Park Hotels & Resorts, Inc.	1,363	36,706
Realty Income Corp.	4,834	275,828
Regency Centers Corp.	3,323	220,049
Retail Properties of America, Inc., Class A	6,610	87,450
SBA Communications Corp. (B)	3,762	517,463
Senior Housing Properties Trust	8,079	157,137
SL Green Realty Corp.	2,064	213,149
Spirit Realty Capital, Inc.	15,655	124,144
STORE Capital Corp.	4,201	98,261
Sun Communities, Inc.	1,849	164,579
Taubman Centers, Inc.	2,021	114,934
The Macerich Company	3,061	175,671
UDR, Inc.	7,543	294,856
Uniti Group, Inc.	3,335	85,376
VEREIT, Inc.	23,963	199,133
Weingarten Realty Investors	4,053	131,560
Weyerhaeuser Company	18,164	599,775
WP Carey, Inc.	3,463	237,250
Real estate management and development 0.5%
CBRE Group, Inc., Class A (B)	10,405	395,286
Jones Lang LaSalle, Inc.	2,281	290,189
Realogy Holdings Corp.	7,525	249,830
The Howard Hughes Corp. (B)	1,230	154,746
Telecommunication services 0.4%		807,325
Diversified telecommunication services 0.4%
CenturyLink, Inc. (A)	13,494	314,005
Level 3 Communications, Inc. (B)	5,214	305,958
Zayo Group Holdings, Inc. (B)	5,714	187,362
Utilities 5.9%		11,894,266
Electric utilities 2.3%
Alliant Energy Corp.	8,862	359,177
Entergy Corp.	6,854	525,839
Eversource Energy	8,516	517,688
FirstEnergy Corp.	17,643	562,988
Great Plains Energy, Inc.	8,277	255,428
IDACORP, Inc.	1,875	161,925
OGE Energy Corp.	12,673	454,454
Pinnacle West Capital Corp.	5,036	436,772
Portland General Electric Company	4,006	179,028
Westar Energy, Inc.	7,060	358,295

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR MID CAP ETF 15

	Shares	Value
Utilities (continued)
Electric utilities (continued)
Xcel Energy, Inc.	17,347	$820,687
Gas utilities 0.7%
Atmos Energy Corp.	5,185	449,851
National Fuel Gas Company	3,253	192,610
Southwest Gas Holdings, Inc.	890	71,289
UGI Corp.	10,431	526,453
WGL Holdings, Inc.	1,517	130,037
Independent power and renewable electricity producers 0.5%
AES Corp.	38,180	426,852
Calpine Corp. (B)	19,324	277,879
NRG Energy, Inc.	12,004	295,538
Multi-utilities 2.1%
Ameren Corp.	9,098	510,398
CenterPoint Energy, Inc.	16,975	478,525
CMS Energy Corp.	11,036	510,305
DTE Energy Company	5,799	620,841
MDU Resources Group, Inc.	11,694	308,137
NiSource, Inc.	24,151	629,375
SCANA Corp.	5,994	385,834
Vectren Corp.	4,074	244,888
WEC Energy Group, Inc.	7,499	472,212
Water utilities 0.3%
American Water Works Company, Inc.	6,432	521,635
Aqua America, Inc.	6,271	209,326
	Yield (%)	Shares	Value
Securities lending collateral 3.0%			$5,978,478
(Cost $5,978,396)
John Hancock Collateral Trust (C)	1.1917(D)	597,477	5,978,478
Short-term investments 0.1%			$130,356
(Cost $130,356)
Money market funds 0.1%			130,356
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9351(D)	130,356	130,356
Total investments (Cost $187,658,140)† 103.0%			$205,937,778
Other assets and liabilities, net (3.0%)			(5,987,280)
Total net assets 100.0%			$199,950,498
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	A portion of this security is on loan as of 7-31-17. The value of securities on loan amounted to $5,819,045.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-17.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $187,685,980. Net unrealized appreciation aggregated to $18,251,798, of which $23,600,699 related to appreciated investment securities and $5,348,901 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR MID CAP ETF 16

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2017, by major security category or type:

	Total value at 7-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$25,972,037	$25,972,037	—	—
Consumer staples	7,874,132	7,874,132	—	—
Energy	6,614,006	6,614,006	—	—
Financials	32,100,981	32,099,091	—	$1,890
Health care	20,093,095	20,093,095	—	—
Industrials	31,595,530	31,595,530	—	—
Information technology	36,958,171	36,958,171	—	—
Materials	13,099,876	13,099,876	—	—
Real estate	12,734,149	12,734,149	—	—
Telecommunication services	807,325	807,325	—	—
Utilities	11,894,266	11,894,266	—	—
Common stocks	85,376	85,376	—	—
Securities lending collateral	5,978,478	5,978,478	—	—
Short-term investments	130,356	130,356	—	—
Total investments in securities	$205,937,778	$205,935,888	—	$1,890

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       17

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	840Q1	07/17
This report is for the information of the shareholders of John Hancock Multifactor Mid Cap ETF.		9/17

John Hancock

Multifactor Large Cap ETF

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 99.9%		$344,191,935
(Cost $313,443,339)
Consumer discretionary 13.2%		45,266,702
Auto components 0.7%
Adient PLC	1,870	122,429
Autoliv, Inc. (A)	2,746	297,639
BorgWarner, Inc.	6,346	296,612
Delphi Automotive PLC	8,293	749,853
Gentex Corp.	6,163	104,894
Lear Corp.	2,688	398,335
The Goodyear Tire & Rubber Company	8,799	277,256
Automobiles 0.5%
Ford Motor Company	53,044	595,154
General Motors Company	14,333	515,701
Harley-Davidson, Inc.	6,960	338,743
Tesla, Inc. (B)	965	312,149
Thor Industries, Inc.	504	53,096
Distributors 0.2%
Genuine Parts Company	4,834	410,552
LKQ Corp. (B)	7,093	245,134
Diversified consumer services 0.1%
Service Corp. International	4,798	166,635
ServiceMaster Global Holdings, Inc. (B)	2,897	127,352
Hotels, restaurants and leisure 2.0%
Aramark	6,979	278,183
Carnival Corp.	6,953	464,321
Chipotle Mexican Grill, Inc. (B)	736	253,015
Darden Restaurants, Inc.	3,645	305,743
Domino’s Pizza, Inc.	889	165,799
Dunkin’ Brands Group, Inc.	2,214	117,408
Hilton Worldwide Holdings, Inc.	3,764	235,363
Hyatt Hotels Corp., Class A (B)	592	32,897
International Game Technology PLC	1,940	36,938
Las Vegas Sands Corp.	5,098	314,088
Marriott International, Inc. Class A	4,350	453,227
McDonald’s Corp.	7,251	1,124,920
MGM Resorts International	13,499	444,522
Norwegian Cruise Line Holdings, Ltd. (B)	2,282	125,670
Royal Caribbean Cruises, Ltd.	4,453	503,501
Six Flags Entertainment Corp.	951	54,083
Starbucks Corp.	13,169	710,863
Vail Resorts, Inc.	736	155,119
Wyndham Worldwide Corp.	3,976	414,975
Wynn Resorts, Ltd.	1,603	207,332
Yum! Brands, Inc.	5,924	447,144
Household durables 0.9%
D.R. Horton, Inc.	10,170	362,967
Garmin, Ltd.	3,412	171,248
Leggett & Platt, Inc.	3,893	187,565
Lennar Corp., A Shares	4,630	242,797
Lennar Corp., B Shares	208	9,250
Mohawk Industries, Inc. (B)	1,961	488,269
Newell Brands, Inc.	10,306	543,332

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR LARGE CAP ETF 2

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
NVR, Inc. (B)	136	$355,020
PulteGroup, Inc.	7,539	184,102
Toll Brothers, Inc.	4,052	156,367
Whirlpool Corp.	2,929	521,011
Internet and direct marketing retail 1.6%
Amazon.com, Inc. (B)	3,189	3,150,030
Expedia, Inc.	3,329	520,889
Liberty Interactive Corp., QVC Group, Series A (B)	15,396	368,580
Netflix, Inc. (B)	2,997	544,435
The Priceline Group, Inc. (B)	435	882,398
TripAdvisor, Inc. (B)	2,210	86,234
Leisure products 0.3%
Brunswick Corp.	1,015	57,459
Hasbro, Inc.	4,256	450,625
Mattel, Inc.	9,464	189,469
Polaris Industries, Inc. (A)	1,574	141,125
Media 3.2%
CBS Corp., Class B	9,226	607,348
Charter Communications, Inc., Class A (B)	2,388	935,881
Cinemark Holdings, Inc.	1,288	50,103
Comcast Corp., Class A	58,570	2,369,157
Discovery Communications, Inc., Series A (A)(B)	8,175	201,105
Discovery Communications, Inc., Series C (B)	2,441	56,460
DISH Network Corp., Class A (B)	5,280	338,078
Liberty Broadband Corp., Series A (B)	267	26,412
Liberty Broadband Corp., Series C (B)	2,151	213,336
Liberty Global PLC, Series A (B)	6,303	213,420
Liberty Global PLC, Series C (B)	7,559	247,708
Liberty Media Corp.-Liberty Formula One, Series A (A)(B)	288	9,720
Liberty Media Corp.-Liberty Formula One, Series C (B)	1,972	69,355
Liberty Media Corp.-Liberty SiriusXM, Series A (B)	4,460	205,740
Lions Gate Entertainment Corp., Class A (B)	561	16,493
Lions Gate Entertainment Corp., Class B (B)	1,027	28,253
Live Nation Entertainment, Inc. (B)	2,960	110,319
News Corp., Class A	8,768	125,470
News Corp., Class B	1,688	24,814
Omnicom Group, Inc.	9,683	762,439
Scripps Networks Interactive, Inc., Class A	2,760	241,252
Sirius XM Holdings, Inc. (A)	41,462	242,967
TEGNA, Inc.	7,658	113,568
The Interpublic Group of Companies, Inc.	14,188	306,603
The Walt Disney Company	14,898	1,637,737
Time Warner, Inc.	7,937	812,908
Twenty-First Century Fox, Inc., Class A	12,943	376,641
Twenty-First Century Fox, Inc., Class B	6,723	192,883
Viacom, Inc., Class A (A)	167	6,764
Viacom, Inc., Class B	11,052	385,936
Multiline retail 0.7%
Dollar General Corp.	8,000	601,280
Dollar Tree, Inc. (B)	6,650	479,332
Kohl’s Corp.	7,483	309,422
Macy’s, Inc.	13,175	312,906

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR LARGE CAP ETF 3

	Shares	Value
Consumer discretionary (continued)
Multiline retail (continued)
Nordstrom, Inc. (A)	5,321	$258,441
Target Corp.	10,224	579,394
Specialty retail 2.3%
Advance Auto Parts, Inc.	2,017	225,924
AutoNation, Inc. (A)(B)	2,185	92,600
AutoZone, Inc. (B)	532	287,184
Bed Bath & Beyond, Inc.	5,998	179,340
Best Buy Company, Inc.	9,587	559,306
Burlington Stores, Inc. (B)	1,163	101,216
CarMax, Inc. (A)(B)	5,635	373,319
Dick’s Sporting Goods, Inc.	2,689	100,407
Foot Locker, Inc.	3,874	182,814
L Brands, Inc.	4,474	207,549
Lowe’s Companies, Inc.	11,847	916,958
O’Reilly Automotive, Inc. (B)	1,999	408,396
Ross Stores, Inc.	8,820	487,922
Staples, Inc.	16,441	166,876
The Gap, Inc.	8,690	207,083
The Home Depot, Inc.	12,387	1,853,095
The TJX Companies, Inc.	8,751	615,283
Tiffany & Company	3,469	331,324
Tractor Supply Company	3,634	203,940
Ulta Beauty, Inc. (B)	1,501	377,066
Textiles, apparel and luxury goods 0.7%
Coach, Inc.	6,388	301,130
Hanesbrands, Inc. (A)	8,434	193,307
lululemon athletica, Inc. (B)	2,297	141,587
Michael Kors Holdings, Ltd. (B)	4,317	157,311
NIKE, Inc., Class B	14,242	840,990
PVH Corp.	1,867	222,714
Ralph Lauren Corp.	1,958	148,123
Under Armour, Inc., Class A (A)(B)	2,895	57,958
Under Armour, Inc., Class C (A)(B)	2,885	52,247
VF Corp.	5,375	334,271
Consumer staples 7.3%		25,128,455
Beverages 1.7%
Brown-Forman Corp., Class A	1,378	71,022
Brown-Forman Corp., Class B	5,810	287,014
Constellation Brands, Inc., Class A	2,804	542,153
Dr. Pepper Snapple Group, Inc.	6,683	609,222
Molson Coors Brewing Company, Class B	5,057	449,972
Monster Beverage Corp. (B)	6,850	361,338
PepsiCo, Inc.	14,636	1,706,704
The Coca-Cola Company	37,690	1,727,710
Food and staples retailing 1.6%
Costco Wholesale Corp.	4,731	749,911
CVS Health Corp.	13,400	1,071,062
Rite Aid Corp. (A)(B)	17,178	38,479
Sysco Corp.	9,574	503,784
The Kroger Company	22,571	553,441
US Foods Holding Corp. (B)	1,836	51,683
Walgreens Boots Alliance, Inc.	9,019	727,563

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR LARGE CAP ETF 4

	Shares	Value
Consumer staples (continued)
Food and staples retailing (continued)
Wal-Mart Stores, Inc.	19,815	$1,585,002
Whole Foods Market, Inc.	8,896	371,497
Food products 1.8%
Archer-Daniels-Midland Company	9,151	385,989
Blue Buffalo Pet Products, Inc. (B)	922	20,625
Bunge, Ltd.	4,642	363,886
Campbell Soup Company	5,981	315,976
Conagra Brands, Inc.	12,187	417,283
General Mills, Inc.	10,941	608,976
Hormel Foods Corp.	6,902	235,841
Ingredion, Inc.	2,434	300,161
Kellogg Company	4,014	272,952
Lamb Weston Holdings, Inc.	4,066	178,823
McCormick & Company, Inc.	3,765	358,805
Mondelez International, Inc., Class A	17,404	766,124
Pilgrim’s Pride Corp. (A)(B)	1,590	38,621
Pinnacle Foods, Inc.	2,481	147,322
Post Holdings, Inc. (B)	1,392	115,814
The Hershey Company	4,977	524,128
The J.M. Smucker Company	2,979	363,140
The Kraft Heinz Company	4,337	379,314
TreeHouse Foods, Inc. (B)	860	72,954
Tyson Foods, Inc., Class A	6,477	410,383
Household products 1.2%
Church & Dwight Company, Inc.	3,689	196,808
Colgate-Palmolive Company	8,245	595,289
Kimberly-Clark Corp.	4,306	530,327
Spectrum Brands Holdings, Inc. (A)	606	69,957
The Clorox Company	4,094	546,508
The Procter & Gamble Company	24,364	2,212,738
Personal products 0.2%
Coty, Inc., Class A	606	12,411
Herbalife, Ltd. (A)(B)	1,398	92,981
The Estee Lauder Companies, Inc., Class A	4,177	413,481
Tobacco 0.8%
Altria Group, Inc.	20,019	1,300,634
Philip Morris International, Inc.	12,618	1,472,647
Energy 5.3%		18,218,554
Energy equipment and services 0.7%
Baker Hughes, a GE Company	5,905	217,835
Core Laboratories NV (A)	636	63,937
Halliburton Company	8,567	363,583
Helmerich & Payne, Inc. (A)	3,402	172,209
National Oilwell Varco, Inc.	7,470	244,344
Schlumberger, Ltd.	11,693	802,140
TechnipFMC PLC (B)	10,833	309,174
Transocean, Ltd. (A)(B)	7,558	65,377
Weatherford International PLC (A)(B)	13,745	61,303
Oil, gas and consumable fuels 4.6%
Anadarko Petroleum Corp.	5,289	241,549
Antero Resources Corp. (A)(B)	6,276	129,411

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR LARGE CAP ETF 5

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Apache Corp.	6,213	$307,419
Cabot Oil & Gas Corp.	9,061	225,347
Cheniere Energy Partners LP Holdings LLC	551	14,420
Cheniere Energy, Inc. (B)	2,636	119,147
Chevron Corp.	21,858	2,386,675
Cimarex Energy Company	1,848	183,007
Concho Resources, Inc. (B)	2,487	323,957
ConocoPhillips	13,546	614,582
Continental Resources, Inc. (B)	2,142	71,607
Devon Energy Corp.	6,769	225,475
Diamondback Energy, Inc. (B)	1,044	100,099
Energen Corp. (B)	1,555	82,850
EOG Resources, Inc.	5,091	484,358
EQT Corp.	5,625	358,313
Exxon Mobil Corp.	46,565	3,727,063
Hess Corp.	7,240	322,470
HollyFrontier Corp.	6,099	175,895
Kinder Morgan, Inc.	19,980	408,191
Marathon Oil Corp.	17,496	213,976
Marathon Petroleum Corp.	15,259	854,351
Murphy Oil Corp.	1,966	52,256
Newfield Exploration Company (B)	2,955	84,897
Noble Energy, Inc.	12,228	353,511
Occidental Petroleum Corp.	7,549	467,510
ONEOK, Inc.	7,479	423,087
Parsley Energy, Inc., Class A (B)	2,699	79,027
Phillips 66	7,552	632,480
Pioneer Natural Resources Company	1,878	306,302
Range Resources Corp.	4,126	87,100
RSP Permian, Inc. (B)	688	23,640
Targa Resources Corp.	2,470	114,633
Tesoro Corp.	4,421	440,022
The Williams Companies, Inc.	15,767	501,075
Valero Energy Corp.	10,762	742,255
WPX Energy, Inc. (B)	3,775	40,695
Financials 14.8%		51,075,492
Banks 5.5%
Bank of America Corp.	90,510	2,183,101
Bank of the Ozarks	977	42,158
BB&T Corp.	11,505	544,417
BOK Financial Corp.	319	27,137
CIT Group, Inc.	5,639	268,698
Citigroup, Inc.	26,391	1,806,464
Citizens Financial Group, Inc.	11,529	404,437
Comerica, Inc.	5,098	368,636
Commerce Bancshares, Inc.	1,765	102,441
Cullen/Frost Bankers, Inc.	508	46,116
East West Bancorp, Inc.	3,485	198,575
Fifth Third Bancorp	27,527	734,971
First Republic Bank	3,507	351,857
Huntington Bancshares, Inc.	24,766	328,150
JPMorgan Chase & Co.	40,948	3,759,026

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR LARGE CAP ETF 6

	Shares	Value
Financials (continued)
Banks (continued)
KeyCorp	25,236	$455,257
M&T Bank Corp.	3,987	650,479
PacWest Bancorp	2,093	100,506
People’s United Financial, Inc.	7,512	131,009
Prosperity Bancshares, Inc.	543	34,806
Regions Financial Corp.	39,902	582,569
Signature Bank (B)	1,186	164,356
SunTrust Banks, Inc.	11,199	641,591
SVB Financial Group (B)	1,008	179,868
Synovus Financial Corp.	1,172	50,959
The PNC Financial Services Group, Inc.	6,049	779,111
U.S. Bancorp	18,821	993,372
Wells Fargo & Company	49,413	2,665,337
Western Alliance Bancorp (B)	942	47,458
Zions Bancorporation	5,399	244,683
Capital markets 3.3%
Affiliated Managers Group, Inc.	1,455	270,383
Ameriprise Financial, Inc.	5,497	796,405
BlackRock, Inc.	1,034	441,032
CBOE Holdings, Inc.	1,860	175,826
CME Group, Inc.	3,864	473,804
E*TRADE Financial Corp. (B)	6,397	262,277
Eaton Vance Corp.	1,944	95,431
FactSet Research Systems, Inc.	1,067	178,424
Franklin Resources, Inc.	8,819	394,915
Intercontinental Exchange, Inc.	7,505	500,659
Invesco, Ltd.	10,179	353,924
MarketAxess Holdings, Inc.	749	151,965
Moody’s Corp.	4,626	608,920
Morgan Stanley	14,950	701,155
MSCI, Inc.	2,689	292,967
Nasdaq, Inc.	3,292	244,826
Northern Trust Corp.	6,085	532,498
Raymond James Financial, Inc.	3,580	297,820
S&P Global, Inc.	4,629	710,968
SEI Investments Company	4,755	268,705
State Street Corp.	5,571	519,384
T. Rowe Price Group, Inc.	6,453	533,792
TD Ameritrade Holding Corp.	8,634	394,833
The Bank of New York Mellon Corp.	15,833	839,624
The Charles Schwab Corp.	14,112	605,405
The Goldman Sachs Group, Inc.	3,814	859,409
Wins Finance Holdings, Inc. (A)(B)	4	840
Consumer finance 0.8%
Ally Financial, Inc.	15,900	359,976
American Express Company	8,972	764,684
Capital One Financial Corp.	9,997	861,541
Discover Financial Services	8,093	493,187
Santander Consumer USA Holdings, Inc. (B)	1,997	25,582
SLM Corp. (B)	4,583	50,780
Synchrony Financial	7,626	231,220

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR LARGE CAP ETF 7

	Shares	Value
Financials (continued)
Diversified financial services 1.0%
Berkshire Hathaway, Inc., Class B (B)	18,007	$3,150,685
Leucadia National Corp.	7,492	195,017
Voya Financial, Inc.	4,252	166,848
Insurance 4.1%
Aflac, Inc.	7,236	577,071
Alleghany Corp. (B)	391	239,816
American Financial Group, Inc.	2,291	232,307
American International Group, Inc.	11,630	761,184
Aon PLC	4,703	649,814
Arch Capital Group, Ltd. (B)	2,915	283,513
Arthur J. Gallagher & Company	4,073	239,452
Assurant, Inc.	1,619	170,432
Assured Guaranty, Ltd.	2,113	95,106
Athene Holding, Ltd., Class A (B)	326	16,473
Axis Capital Holdings, Ltd.	2,822	182,245
Brown & Brown, Inc.	2,950	131,570
Chubb, Ltd.	4,019	588,623
Cincinnati Financial Corp.	4,169	317,511
CNA Financial Corp.	960	49,872
Erie Indemnity Company, Class A	493	62,838
Everest Re Group, Ltd.	1,260	330,611
FNF Group	6,345	310,017
Lincoln National Corp.	7,684	561,393
Loews Corp.	8,465	412,076
Markel Corp. (B)	289	309,666
Marsh & McLennan Companies, Inc.	7,088	552,651
MetLife, Inc.	8,300	456,500
Old Republic International Corp.	5,742	112,658
Principal Financial Group, Inc.	9,590	640,133
Prudential Financial, Inc.	7,039	797,026
Reinsurance Group of America, Inc.	2,037	285,587
RenaissanceRe Holdings, Ltd.	941	138,242
The Allstate Corp.	6,109	555,919
The Hartford Financial Services Group, Inc.	14,440	794,200
The Progressive Corp.	16,085	758,086
The Travelers Companies, Inc.	6,754	865,120
Torchmark Corp.	3,704	292,505
Unum Group	8,829	442,598
W.R. Berkley Corp.	3,167	218,428
Willis Towers Watson PLC	2,937	437,261
XL Group, Ltd.	7,676	340,814
Thrifts and mortgage finance 0.1%
New York Community Bancorp, Inc.	12,437	163,298
TFS Financial Corp.	602	9,620
Health care 13.1%		45,227,001
Biotechnology 2.2%
AbbVie, Inc.	13,397	936,584
Alexion Pharmaceuticals, Inc. (B)	2,243	308,054
Alkermes PLC (B)	2,006	109,146
Amgen, Inc.	8,275	1,444,070
Biogen, Inc. (B)	2,550	738,455
BioMarin Pharmaceutical, Inc. (B)	2,253	197,656

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR LARGE CAP ETF 8

	Shares	Value
Health care (continued)
Biotechnology (continued)
Bioverativ, Inc. (B)	1,956	$121,213
Celgene Corp. (B)	7,098	961,140
Exelixis, Inc. (B)	1,715	46,494
Gilead Sciences, Inc.	15,479	1,177,797
Incyte Corp. (B)	3,197	426,128
Ionis Pharmaceuticals, Inc. (B)	728	38,147
OPKO Health, Inc. (A)(B)	5,035	32,476
Regeneron Pharmaceuticals, Inc. (B)	935	459,665
Seattle Genetics, Inc. (B)	1,180	59,590
TESARO, Inc. (B)	220	28,085
United Therapeutics Corp. (B)	1,199	153,952
Vertex Pharmaceuticals, Inc. (B)	2,682	407,181
Health care equipment and supplies 2.9%
Abbott Laboratories	22,667	1,114,763
ABIOMED, Inc. (B)	486	71,972
Align Technology, Inc. (B)	981	164,053
Baxter International, Inc.	7,822	473,075
Becton, Dickinson and Company	3,959	797,343
Boston Scientific Corp. (B)	16,072	427,837
C.R. Bard, Inc.	2,618	839,331
Danaher Corp.	6,681	544,435
DENTSPLY SIRONA, Inc.	5,919	367,156
DexCom, Inc. (A)(B)	989	65,877
Edwards Lifesciences Corp. (B)	5,097	587,072
Hologic, Inc. (B)	8,503	375,918
IDEXX Laboratories, Inc. (B)	2,468	410,823
Intuitive Surgical, Inc. (B)	458	429,723
Medtronic PLC	12,984	1,090,266
ResMed, Inc.	3,765	290,357
STERIS PLC	1,637	133,988
Stryker Corp.	4,342	638,708
Teleflex, Inc.	963	199,553
The Cooper Companies, Inc.	1,136	277,036
Varian Medical Systems, Inc. (B)	2,897	281,357
West Pharmaceutical Services, Inc.	1,100	97,570
Zimmer Biomet Holdings, Inc.	4,251	515,731
Health care providers and services 3.6%
Aetna, Inc.	7,110	1,097,144
AmerisourceBergen Corp.	4,605	432,041
Anthem, Inc.	5,391	1,003,858
Cardinal Health, Inc.	6,145	474,763
Centene Corp. (B)	4,357	346,033
Cigna Corp.	5,250	911,190
DaVita, Inc. (B)	8,277	536,184
Envision Healthcare Corp. (B)	1,793	101,179
Express Scripts Holding Company (B)	10,330	647,071
HCA Healthcare, Inc. (B)	3,510	281,993
Henry Schein, Inc. (B)	2,787	507,819
Humana, Inc.	2,559	591,641
Laboratory Corp. of America Holdings (B)	4,064	645,810
McKesson Corp.	3,506	567,516
MEDNAX, Inc. (B)	2,748	129,101

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR LARGE CAP ETF 9

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Quest Diagnostics, Inc.	7,046	$763,152
UnitedHealth Group, Inc.	12,912	2,476,651
Universal Health Services, Inc., Class B	3,804	421,597
VCA, Inc. (B)	1,823	168,773
WellCare Health Plans, Inc. (B)	964	170,618
Health care technology 0.2%
athenahealth, Inc. (B)	517	71,511
Cerner Corp. (B)	8,410	541,352
Veeva Systems, Inc., Class A (B)	943	60,126
Life sciences tools and services 0.9%
Agilent Technologies, Inc.	9,044	540,741
Bio-Rad Laboratories, Inc., Class A (B)	225	53,017
Illumina, Inc. (B)	2,438	423,846
Mettler-Toledo International, Inc. (B)	777	445,283
PerkinElmer, Inc.	2,747	180,835
Quintiles IMS Holdings, Inc. (B)	2,917	264,134
Thermo Fisher Scientific, Inc.	4,283	751,795
Waters Corp. (B)	2,372	411,400
Pharmaceuticals 3.3%
Allergan PLC	2,888	728,729
Bristol-Myers Squibb Company	12,677	721,321
Eli Lilly & Company	10,011	827,509
Jazz Pharmaceuticals PLC (B)	1,070	164,363
Johnson & Johnson	26,900	3,570,168
Mallinckrodt PLC (B)	1,550	70,990
Merck & Company, Inc.	29,576	1,889,315
Mylan NV (B)	10,538	410,877
Perrigo Company PLC	2,841	212,848
Pfizer, Inc.	63,415	2,102,841
Zoetis, Inc.	10,718	670,089
Industrials 12.4%		42,688,883
Aerospace and defense 2.4%
Arconic, Inc.	9,785	242,570
General Dynamics Corp.	3,125	613,531
HEICO Corp.	224	18,003
HEICO Corp., Class A	382	27,141
Huntington Ingalls Industries, Inc.	1,220	251,454
L3 Technologies, Inc.	2,461	430,601
Lockheed Martin Corp.	2,854	833,739
Northrop Grumman Corp.	3,225	848,594
Orbital ATK, Inc.	977	99,830
Raytheon Company	5,492	943,361
Rockwell Collins, Inc.	4,947	527,004
Spirit AeroSystems Holdings, Inc., Class A	3,143	189,931
Textron, Inc.	8,020	394,023
The Boeing Company	6,276	1,521,679
TransDigm Group, Inc.	1,104	311,483
United Technologies Corp.	9,401	1,114,677
Air freight and logistics 0.6%
C.H. Robinson Worldwide, Inc. (A)	4,539	297,758
Expeditors International of Washington, Inc.	5,393	317,540

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR LARGE CAP ETF 10

	Shares	Value
Industrials (continued)
Air freight and logistics (continued)
FedEx Corp.	3,688	$767,215
United Parcel Service, Inc., Class B	6,694	738,281
XPO Logistics, Inc. (B)	1,423	85,537
Airlines 1.0%
Alaska Air Group, Inc.	3,980	339,215
American Airlines Group, Inc.	13,247	668,179
Delta Air Lines, Inc.	14,469	714,190
JetBlue Airways Corp. (B)	6,151	134,891
Southwest Airlines Company	12,690	704,422
United Continental Holdings, Inc. (B)	11,474	776,560
Building products 0.5%
Allegion PLC	2,255	183,196
AO Smith Corp.	2,949	157,919
Fortune Brands Home & Security, Inc.	3,969	260,644
Johnson Controls International PLC	14,139	550,714
Lennox International, Inc.	972	166,212
Masco Corp.	7,409	282,505
Owens Corning	3,107	208,324
Commercial services and supplies 0.7%
Cintas Corp.	3,217	433,812
Copart, Inc. (B)	4,241	133,549
KAR Auction Services, Inc.	3,513	147,687
Republic Services, Inc.	10,020	643,484
Rollins, Inc.	2,147	93,201
Stericycle, Inc. (B)	1,997	153,929
Waste Management, Inc.	8,409	631,936
Construction and engineering 0.2%
AECOM (B)	3,125	99,688
Fluor Corp.	5,411	235,000
Jacobs Engineering Group, Inc.	3,454	182,095
Quanta Services, Inc. (B)	1,539	51,910
Electrical equipment 0.8%
Acuity Brands, Inc.	798	161,715
AMETEK, Inc.	6,608	406,921
Eaton Corp. PLC	7,570	592,353
Emerson Electric Company	10,109	602,597
Hubbell, Inc.	1,482	176,047
Rockwell Automation, Inc.	3,946	651,208
Sensata Technologies Holding NV (B)	4,201	189,549
Industrial conglomerates 1.5%
3M Company	6,378	1,283,062
Carlisle Companies, Inc.	1,931	188,446
General Electric Company	77,003	1,972,047
Honeywell International, Inc.	7,870	1,071,264
Roper Technologies, Inc.	2,676	622,063
Machinery 2.8%
Allison Transmission Holdings, Inc.	3,975	150,255
Caterpillar, Inc.	7,411	844,483
Cummins, Inc.	4,916	825,396
Deere & Company	6,268	804,059
Donaldson Company, Inc.	3,892	184,831
Dover Corp.	6,575	552,300

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR LARGE CAP ETF 11

	Shares	Value
Industrials (continued)
Machinery (continued)
Flowserve Corp.	4,481	$184,304
Fortive Corp.	6,435	416,602
Graco, Inc.	482	55,931
IDEX Corp.	2,122	247,298
Illinois Tool Works, Inc.	5,128	721,561
Ingersoll-Rand PLC	8,413	739,334
Lincoln Electric Holdings, Inc.	1,609	140,401
Nordson Corp.	965	122,555
Oshkosh Corp.	963	66,312
PACCAR, Inc.	10,568	723,380
Parker-Hannifin Corp.	4,402	730,644
Pentair PLC	4,618	291,257
Snap-on, Inc.	1,640	252,888
Stanley Black & Decker, Inc.	4,778	672,217
The Middleby Corp. (B)	1,174	153,418
The Toro Company	1,944	138,199
WABCO Holdings, Inc. (B)	1,362	187,370
Wabtec Corp.	2,131	160,592
Xylem, Inc.	4,403	249,782
Professional services 0.5%
Equifax, Inc.	4,179	607,794
ManpowerGroup, Inc.	2,812	301,306
Nielsen Holdings PLC	5,470	235,265
Robert Half International, Inc.	3,732	168,873
TransUnion (B)	1,879	86,115
Verisk Analytics, Inc. (B)	3,946	344,328
Road and rail 1.0%
AMERCO	200	77,712
CSX Corp.	17,535	865,177
J.B. Hunt Transport Services, Inc.	3,627	329,005
Kansas City Southern	3,201	330,311
Norfolk Southern Corp.	6,186	696,420
Old Dominion Freight Line, Inc.	1,816	174,173
Union Pacific Corp.	9,699	998,609
Trading companies and distributors 0.4%
Fastenal Company	8,029	344,926
HD Supply Holdings, Inc. (B)	4,486	145,750
MSC Industrial Direct Company, Inc., Class A	737	52,482
United Rentals, Inc. (B)	2,655	315,839
W.W. Grainger, Inc. (A)	2,032	338,816
Watsco, Inc.	544	82,019
Transportation infrastructure 0.0%
Macquarie Infrastructure Corp.	1,769	134,108
Information technology 20.1%		69,056,239
Communications equipment 1.1%
Arista Networks, Inc. (B)	624	93,157
ARRIS International PLC (B)	3,216	89,919
Brocade Communications Systems, Inc.	5,624	71,031
Cisco Systems, Inc.	51,024	1,604,705
CommScope Holding Company, Inc. (B)	4,554	167,496
F5 Networks, Inc. (B)	1,838	221,939

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR LARGE CAP ETF 12

	Shares	Value
Information technology (continued)
Communications equipment (continued)
Harris Corp.	4,524	$517,862
Juniper Networks, Inc.	11,601	324,248
Motorola Solutions, Inc.	4,226	383,214
Palo Alto Networks, Inc. (B)	1,008	132,834
Electronic equipment, instruments and components 1.1%
Amphenol Corp., Class A	10,260	786,121
Arrow Electronics, Inc. (B)	3,603	292,888
Avnet, Inc.	4,483	172,058
CDW Corp.	3,852	244,332
Cognex Corp.	592	56,276
Corning, Inc.	25,915	755,163
Dolby Laboratories, Inc., Class A	623	32,240
Flex, Ltd. (B)	23,115	369,611
FLIR Systems, Inc.	961	35,865
IPG Photonics Corp. (B)	719	109,748
Keysight Technologies, Inc. (B)	3,987	165,819
TE Connectivity, Ltd.	8,105	651,561
Trimble, Inc. (B)	6,149	230,157
Internet software and services 2.8%
Akamai Technologies, Inc. (B)	4,774	225,046
Alphabet, Inc., Class A (B)	4,557	4,308,644
Alphabet, Inc., Class C (B)	734	682,987
Cars.com, Inc. (A)(B)	2,534	61,576
CoStar Group, Inc. (B)	588	162,023
eBay, Inc. (B)	20,116	718,745
Facebook, Inc., Class A (B)	14,556	2,463,603
GoDaddy, Inc., Class A (B)	307	13,195
InterActiveCorp (B)	2,096	219,304
LogMeIn, Inc.	740	86,173
MercadoLibre, Inc.	743	214,296
Twitter, Inc. (B)	1,531	24,634
VeriSign, Inc. (B)	2,577	260,715
Zillow Group, Inc., Class A (B)	376	17,082
Zillow Group, Inc., Class C (A)(B)	1,179	53,244
IT services 4.1%
Accenture PLC, Class A	7,425	956,489
Alliance Data Systems Corp.	1,926	464,994
Amdocs, Ltd.	5,394	362,315
Automatic Data Processing, Inc.	6,767	804,664
Black Knight Financial Services, Inc., Class A (A)(B)	492	20,910
Booz Allen Hamilton Holding Corp.	1,887	64,724
Broadridge Financial Solutions, Inc.	3,044	230,918
Cognizant Technology Solutions Corp., Class A	9,509	659,164
CSRA, Inc.	5,795	188,975
DXC Technology Company	8,196	642,402
Fidelity National Information Services, Inc.	6,974	636,168
First Data Corp., Class A (B)	6,451	120,376
Fiserv, Inc. (B)	7,742	994,847
FleetCor Technologies, Inc. (B)	1,863	283,288
Gartner, Inc. (B)	2,147	275,503
Genpact, Ltd.	2,764	80,156
Global Payments, Inc.	3,214	303,305

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR LARGE CAP ETF 13

	Shares	Value
Information technology (continued)
IT services (continued)
IBM Corp.	8,928	$1,291,614
Jack Henry & Associates, Inc.	2,093	224,621
Leidos Holdings, Inc.	3,124	166,947
Mastercard, Inc., Class A	10,184	1,301,515
Paychex, Inc.	8,600	497,510
PayPal Holdings, Inc. (B)	10,553	617,878
Sabre Corp.	3,524	77,986
Square, Inc., Class A (B)	1,165	30,698
The Western Union Company	15,416	304,466
Total System Services, Inc.	5,839	370,543
Vantiv, Inc., Class A (B)	3,765	239,266
Visa, Inc., Class A	17,037	1,696,204
Semiconductors and semiconductor equipment 3.4%
Advanced Micro Devices, Inc. (A)(B)	7,336	99,843
Analog Devices, Inc.	9,311	735,662
Applied Materials, Inc.	20,954	928,472
Broadcom, Ltd.	3,860	952,108
Intel Corp.	65,639	2,328,215
Lam Research Corp.	4,952	789,646
Marvell Technology Group, Ltd.	12,442	193,598
Maxim Integrated Products, Inc.	8,288	376,607
Microchip Technology, Inc.	5,477	438,379
Micron Technology, Inc. (B)	25,730	723,528
Microsemi Corp. (B)	1,239	64,527
NVIDIA Corp.	5,112	830,751
ON Semiconductor Corp. (B)	6,217	92,944
Qorvo, Inc. (B)	2,884	197,727
QUALCOMM, Inc.	16,544	879,975
Skyworks Solutions, Inc.	5,257	551,302
Teradyne, Inc.	2,596	89,796
Texas Instruments, Inc.	11,353	923,907
Xilinx, Inc.	8,558	541,379
Software 4.2%
Activision Blizzard, Inc.	11,301	698,176
Adobe Systems, Inc. (B)	3,751	549,484
ANSYS, Inc. (B)	2,095	271,407
Atlassian Corp. PLC, Class A (B)	673	24,107
Autodesk, Inc. (B)	4,146	459,335
CA, Inc.	12,152	377,198
Cadence Design Systems, Inc. (B)	6,879	253,835
CDK Global, Inc.	3,429	225,560
Citrix Systems, Inc. (B)	4,252	335,823
Dell Technologies, Inc., Class V (B)	3,369	216,526
Electronic Arts, Inc. (B)	4,534	529,299
Fortinet, Inc. (B)	1,679	61,972
Intuit, Inc.	4,343	595,903
Microsoft Corp.	73,322	5,330,509
Oracle Corp.	38,089	1,901,784
PTC, Inc. (B)	1,233	68,049
Red Hat, Inc. (B)	3,919	387,472
salesforce.com, Inc. (B)	4,233	384,356
ServiceNow, Inc. (B)	2,140	236,363

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	Shares	Value
Information technology (continued)
Software (continued)
Splunk, Inc. (B)	1,683	$100,997
SS&C Technologies Holdings, Inc.	4,199	162,753
Symantec Corp.	19,371	600,307
Synopsys, Inc. (B)	4,131	316,311
Take-Two Interactive Software, Inc. (B)	1,004	79,798
The Ultimate Software Group, Inc. (A)(B)	361	81,481
Tyler Technologies, Inc. (B)	467	80,235
VMware, Inc., Class A (A)(B)	1,048	97,160
Workday, Inc., Class A (B)	1,474	150,510
Technology hardware, storage and peripherals 3.4%
Apple, Inc.	60,547	9,005,155
Hewlett Packard Enterprise Company	26,364	461,634
HP, Inc.	25,414	485,407
NCR Corp. (B)	1,317	49,848
NetApp, Inc.	8,280	359,518
Seagate Technology PLC	11,321	373,140
Western Digital Corp.	9,932	845,412
Xerox Corp.	7,600	233,092
Materials 4.1%		14,244,978
Chemicals 2.5%
Air Products & Chemicals, Inc.	3,333	473,786
Albemarle Corp.	2,871	332,462
Ashland Global Holdings, Inc.	1,975	128,316
Axalta Coating Systems, Ltd. (B)	5,055	159,233
Celanese Corp., Series A	4,585	440,939
CF Industries Holdings, Inc.	8,325	244,339
E.I. du Pont de Nemours & Company	9,266	761,758
Eastman Chemical Company	5,486	456,216
Ecolab, Inc.	3,847	506,534
FMC Corp.	4,219	322,247
Huntsman Corp.	3,148	83,800
International Flavors & Fragrances, Inc.	2,328	310,043
LyondellBasell Industries NV, Class A	5,176	466,306
Monsanto Company	5,128	599,053
NewMarket Corp.	244	112,267
Olin Corp.	1,767	52,091
PPG Industries, Inc.	4,300	452,575
Praxair, Inc.	4,144	539,383
RPM International, Inc.	3,800	197,106
The Chemours Company	1,986	94,553
The Dow Chemical Company	11,944	767,283
The Mosaic Company	6,545	157,996
The Scotts Miracle-Gro Company	1,078	103,477
The Sherwin-Williams Company	1,423	479,935
Valvoline, Inc.	5,422	122,917
W.R. Grace & Company	1,716	118,335
Westlake Chemical Corp.	931	65,505
Construction materials 0.2%
Martin Marietta Materials, Inc.	1,640	371,345
Vulcan Materials Company	3,515	432,767
Containers and packaging 0.8%
AptarGroup, Inc.	999	80,849

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR LARGE CAP ETF 15

	Shares	Value
Materials (continued)
Containers and packaging (continued)
Avery Dennison Corp.	1,988	$184,745
Ball Corp.	10,067	421,807
Bemis Company, Inc.	1,608	68,131
Berry Global Group, Inc. (B)	2,242	125,731
Crown Holdings, Inc. (B)	3,758	223,488
International Paper Company	14,566	800,839
Packaging Corp. of America	2,937	321,543
Sealed Air Corp.	5,287	230,037
Sonoco Products Company	2,532	122,751
WestRock Company	4,623	265,453
Metals and mining 0.6%
Alcoa Corp.	3,802	138,393
Freeport-McMoRan, Inc. (B)	29,842	436,290
Newmont Mining Corp.	12,412	461,354
Nucor Corp.	9,672	557,784
Reliance Steel & Aluminum Company	2,190	158,468
Southern Copper Corp.	1,468	57,751
Steel Dynamics, Inc.	5,605	198,473
United States Steel Corp. (A)	1,640	38,524
Real estate 3.6%		12,361,883
Equity real estate investment trusts 3.5%
Alexandria Real Estate Equities, Inc.	1,553	188,301
American Campus Communities, Inc.	1,942	93,099
American Homes 4 Rent, Class A	2,555	58,791
American Tower Corp.	3,969	541,094
Apartment Investment & Management Company, Class A	2,951	134,418
AvalonBay Communities, Inc.	2,519	484,530
Boston Properties, Inc.	2,992	361,763
Brixmor Property Group, Inc.	4,519	88,527
Camden Property Trust	1,662	149,081
Colony NorthStar, Inc., Class A	4,281	62,674
Crown Castle International Corp.	4,424	444,966
CubeSmart	2,020	49,813
DDR Corp.	5,678	57,859
Digital Realty Trust, Inc.	2,903	334,832
Douglas Emmett, Inc.	1,906	72,924
Duke Realty Corp.	6,777	193,754
EPR Properties	527	38,144
Equinix, Inc.	937	422,334
Equity LifeStyle Properties, Inc.	1,272	111,046
Equity Residential	6,108	415,710
Essex Property Trust, Inc.	1,228	321,368
Extra Space Storage, Inc.	2,146	170,607
Federal Realty Investment Trust	1,384	183,560
Forest City Realty Trust, Inc., Class A	3,736	91,084
Gaming and Leisure Properties, Inc.	2,563	97,240
GGP, Inc.	6,874	155,421
HCP, Inc.	8,688	274,975
Highwoods Properties, Inc.	1,467	75,580
Hospitality Properties Trust	2,126	61,782
Host Hotels & Resorts, Inc.	14,611	272,641
Hudson Pacific Properties, Inc.	1,140	37,301

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR LARGE CAP ETF 16

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Iron Mountain, Inc.	5,090	$185,429
JBG SMITH Properties (B)	1,744	61,859
Kilroy Realty Corp.	1,704	118,275
Kimco Realty Corp.	8,026	161,965
Lamar Advertising Company, Class A	1,344	94,846
Liberty Property Trust	2,847	119,631
MGM Growth Properties LLC, Class A (A)	762	22,807
Mid-America Apartment Communities, Inc.	1,659	171,756
National Retail Properties, Inc. (A)	2,459	98,311
Omega Healthcare Investors, Inc.	3,202	101,151
Park Hotels & Resorts, Inc.	1,448	38,995
Prologis, Inc.	6,852	416,670
Public Storage	1,490	306,299
Realty Income Corp.	4,848	276,627
Regency Centers Corp.	1,928	127,672
SBA Communications Corp. (B)	2,924	402,196
Senior Housing Properties Trust	2,025	39,386
Simon Property Group, Inc.	2,731	432,864
SL Green Realty Corp.	1,938	200,137
Spirit Realty Capital, Inc.	7,467	59,213
Sun Communities, Inc.	846	75,302
The Macerich Company	2,760	158,396
UDR, Inc.	5,068	198,108
Ventas, Inc.	5,621	378,574
VEREIT, Inc.	14,337	119,140
Vornado Realty Trust	3,498	277,566
Welltower, Inc.	5,728	420,378
Weyerhaeuser Company	19,623	647,951
WP Carey, Inc.	1,849	126,675
Real estate management and development 0.1%
CBRE Group, Inc., Class A (B)	7,463	283,519
Jones Lang LaSalle, Inc.	1,043	132,690
The Howard Hughes Corp. (B)	495	62,276
Telecommunication services 1.5%		5,290,660
Diversified telecommunication services 1.4%
AT&T, Inc.	58,545	2,283,255
CenturyLink, Inc. (A)	15,807	367,829
Level 3 Communications, Inc. (B)	6,779	397,792
Verizon Communications, Inc.	37,559	1,817,856
Zayo Group Holdings, Inc. (B)	3,011	98,731
Wireless telecommunication services 0.1%
Sprint Corp. (B)	9,512	75,906
T-Mobile US, Inc. (B)	4,043	249,291
Utilities 4.5%		15,633,088
Electric utilities 2.5%
Alliant Energy Corp.	6,504	263,607
American Electric Power Company, Inc.	10,419	734,956
Duke Energy Corp.	6,346	540,172
Edison International	10,707	842,427
Entergy Corp.	6,384	489,780
Eversource Energy	8,299	504,496

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR LARGE CAP ETF 17

		Shares	Value
Utilities (continued)
Electric utilities (continued)
Exelon Corp.		17,627	$675,819
FirstEnergy Corp.		11,854	378,261
Great Plains Energy, Inc.		1,014	31,292
NextEra Energy, Inc.		5,694	831,836
OGE Energy Corp.		7,417	265,974
PG&E Corp.		8,503	575,568
Pinnacle West Capital Corp.		3,887	337,120
PPL Corp.		18,154	695,843
The Southern Company		12,111	580,480
Westar Energy, Inc.		3,668	186,151
Xcel Energy, Inc.		17,176	812,597
Gas utilities 0.2%
Atmos Energy Corp.		2,495	216,466
National Fuel Gas Company		1,633	96,690
UGI Corp.		5,376	271,327
Independent power and renewable electricity producers 0.1%
AES Corp.		23,509	262,831
NRG Energy, Inc.		3,381	83,240
Multi-utilities 1.6%
Ameren Corp.		8,313	466,359
CenterPoint Energy, Inc.		14,664	413,378
CMS Energy Corp.		8,002	370,012
Consolidated Edison, Inc.		9,130	756,512
Dominion Energy, Inc.		7,671	592,048
DTE Energy Company		5,710	611,313
MDU Resources Group, Inc.		3,510	92,489
NiSource, Inc.		12,504	325,854
Public Service Enterprise Group, Inc.		17,986	808,830
SCANA Corp.		3,994	257,094
Sempra Energy		3,228	364,796
WEC Energy Group, Inc.		7,613	479,391
Water utilities 0.1%
American Water Works Company, Inc.		4,278	346,946
Aqua America, Inc.		2,131	71,133
	Yield (%)	Shares	Value
Securities lending collateral 1.2%			$3,895,954
(Cost $3,895,906)
John Hancock Collateral Trust (C)	1.1917(D)	389,354	3,895,954
Short-term investments 0.0%			$95,516
(Cost $95,516)
Money market funds 0.0%			95,516
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9351(D)	95,516	95,516
Total investments (Cost $317,434,761)† 101.1%			$348,183,405
Other assets and liabilities, net (1.1%)			(3,765,668)
Total net assets 100.0%			$344,417,737
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	A portion of this security is on loan as of 7-31-17. The value of securities on loan amounted to $3,781,259.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR LARGE CAP ETF 18

(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-17.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $317,463,289. Net unrealized appreciation aggregated to $30,720,116, of which $39,783,357 related to appreciated investment securities and $9,063,241 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR LARGE CAP ETF 19

DERIVATIVES

FUTURES
						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
S&P 500 Index E-Mini Futures	1	Long	Sep 2017	$122,915	$123,400	$485
						$485

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR LARGE CAP ETF 20

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2017, by major security category or type:

	Total value at 7-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$45,266,702	$45,266,702	—	—
Consumer staples	25,128,455	25,128,455	—	—
Energy	18,218,554	18,218,554	—	—
Financials	51,075,492	51,074,652	—	$840
Health care	45,227,001	45,227,001	—	—
Industrials	42,688,883	42,688,883	—	—
Information technology	69,056,239	69,056,239	—	—
Materials	14,244,978	14,244,978	—	—
Real estate	12,361,883	12,361,883	—	—
Telecommunication services	5,290,660	5,290,660	—	—
Utilities	15,633,088	15,633,088	—	—
Securities lending collateral	3,895,954	3,895,954	—	—
Short-term investments	95,516	95,516	—	—
Total investments in securities	$348,183,405	$348,182,565	—	$840
Other financial instruments:
Futures	$485	$485	—	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in

       21

the underlying financial instrument. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended July 31, 2017, the fund used futures contracts to be a substitute for direct investment in securities or other assets and to efficiently adjust the exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       22

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	850Q1	07/17
This report is for the information of the shareholders of John Hancock Multifactor Large Cap ETF.		9/17

John Hancock

Multifactor Utilities ETF

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 99.9%		$18,013,581
(Cost $16,763,765)
Energy 2.0%		363,293
Oil, gas and consumable fuels 2.0%
ONEOK, Inc.	6,422	363,293
Utilities 97.9%		17,650,288
Electric utilities 52.3%
Alliant Energy Corp.	5,822	235,966
American Electric Power Company, Inc.	10,282	725,292
Duke Energy Corp.	7,122	606,225
Edison International	12,153	956,198
Entergy Corp.	5,548	425,643
Eversource Energy	8,933	543,037
Exelon Corp.	23,659	907,086
FirstEnergy Corp.	13,685	436,688
Great Plains Energy, Inc.	5,633	173,834
IDACORP, Inc.	1,350	116,586
NextEra Energy, Inc.	5,197	759,230
PG&E Corp.	8,689	588,158
Pinnacle West Capital Corp.	4,249	368,516
Portland General Electric Company	3,083	137,779
PPL Corp.	23,590	904,205
The Southern Company	10,286	493,008
Westar Energy, Inc.	4,371	221,828
Xcel Energy, Inc.	17,358	821,208
Gas utilities 5.8%
Atmos Energy Corp.	3,208	278,326
National Fuel Gas Company	1,694	100,302
ONE Gas, Inc.	1,570	114,265
Southwest Gas Holdings, Inc.	1,841	147,464
UGI Corp.	5,609	283,086
WGL Holdings, Inc.	1,414	121,208
Independent power and renewable electricity producers 3.4%
AES Corp.	21,225	237,296
Calpine Corp. (A)	10,317	148,358
NRG Energy, Inc.	9,624	236,943
Multi-utilities 33.7%
Ameren Corp.	9,575	537,158
Black Hills Corp.	958	66,734
CenterPoint Energy, Inc.	13,432	378,648
CMS Energy Corp.	8,614	398,311
Consolidated Edison, Inc.	11,687	968,385
Dominion Energy, Inc.	10,048	775,505
DTE Energy Company	5,138	550,074
NiSource, Inc.	11,522	300,263
Public Service Enterprise Group, Inc.	16,963	762,826
SCANA Corp.	4,531	291,660
Sempra Energy	2,722	307,613
Vectren Corp.	2,844	170,953
WEC Energy Group, Inc.	9,089	572,334
Water utilities 2.7%
American Water Works Company, Inc.	4,482	363,490

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR UTILITIES ETF 2

		Shares	Value
Utilities (continued)
Water utilities (continued)
Aqua America, Inc.		3,553	$118,599
	Yield (%)	Shares	Value
Short-term investments 0.1%			$17,973
(Cost $17,973)
Money market funds 0.1%			17,973
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9351(B)	17,973	17,973
Total investments (Cost $16,781,738)† 100.0%			$18,031,554
Other assets and liabilities, net (0.0%)			(4,315)
Total net assets 100.0%			$18,027,239
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-17.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $16,783,653. Net unrealized appreciation aggregated to $1,247,901, of which $1,352,245 related to appreciated investment securities and $104,344 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR UTILITIES ETF 3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	860Q1	07/17
This report is for the information of the shareholders of John Hancock Multifactor Utilities ETF.		9/17

John Hancock

Multifactor Materials ETF

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 99.9%		$20,469,753
(Cost $17,823,740)
Energy 1.0%		192,624
Energy equipment and services 0.4%
U.S. Silica Holdings, Inc.	2,508	73,058
Oil, gas and consumable fuels 0.6%
CONSOL Energy, Inc. (A)	7,134	119,566
Industrials 2.8%		579,531
Aerospace and defense 2.5%
Arconic, Inc.	20,504	508,294
Trading companies and distributors 0.3%
Univar, Inc. (A)	2,295	71,237
Materials 96.1%		19,697,598
Chemicals 67.8%
Air Products & Chemicals, Inc.	5,413	769,458
Albemarle Corp.	4,776	553,061
Ashland Global Holdings, Inc.	2,799	181,851
Axalta Coating Systems, Ltd. (A)	11,135	350,753
Cabot Corp.	2,429	131,968
Celanese Corp., Series A	7,147	687,327
CF Industries Holdings, Inc.	11,161	327,575
E.I. du Pont de Nemours & Company	12,090	993,919
Eastman Chemical Company	8,515	708,107
Ecolab, Inc.	6,202	816,617
FMC Corp.	5,922	452,322
Huntsman Corp.	13,347	355,297
International Flavors & Fragrances, Inc.	3,062	407,797
LyondellBasell Industries NV, Class A	9,158	825,046
Monsanto Company	8,955	1,046,123
NewMarket Corp.	462	212,571
Olin Corp.	7,253	213,818
Platform Specialty Products Corp. (A)	8,026	112,444
PPG Industries, Inc.	6,911	727,383
Praxair, Inc.	7,170	933,247
RPM International, Inc.	5,134	266,301
Sensient Technologies Corp.	1,603	119,199
The Chemours Company	6,354	302,514
The Dow Chemical Company	19,203	1,233,601
The Mosaic Company	15,632	377,356
The Scotts Miracle-Gro Company	2,204	211,562
Valvoline, Inc.	8,646	196,005
W.R. Grace & Company	3,362	231,844
Westlake Chemical Corp.	2,293	161,335
Containers and packaging 8.0%
Avery Dennison Corp.	4,213	391,514
International Paper Company	22,538	1,239,139
Metals and mining 20.3%
Alcoa Corp.	7,536	274,310
Freeport-McMoRan, Inc. (A)	55,306	808,574
Newmont Mining Corp.	24,615	914,940
Nucor Corp.	16,823	970,182

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR MATERIALS ETF 2

		Shares	Value
Materials (continued)
Metals and mining (continued)
Reliance Steel & Aluminum Company		3,420	$247,471
Royal Gold, Inc.		3,173	274,972
Southern Copper Corp.		2,563	100,828
Steel Dynamics, Inc.		11,537	408,525
United States Steel Corp. (B)		6,843	160,742
	Yield (%)	Shares	Value
Securities lending collateral 0.7%			$144,713
(Cost $144,713)
John Hancock Collateral Trust (C)	1.1917(D)	14,462	144,713
Short-term investments 0.0%			$10,435
(Cost $10,435)
Money market funds 0.0%			10,435
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9351(D)	10,435	10,435
Total investments (Cost $17,978,888)† 100.6%			$20,624,901
Other assets and liabilities, net (0.6%)			(129,951)
Total net assets 100.0%			$20,494,950
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 7-31-17. The value of securities on loan amounted to $144,651.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-17.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $17,978,888. Net unrealized appreciation aggregated to $2,646,013, of which $2,790,565 related to appreciated investment securities and $144,552 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR MATERIALS ETF 3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	880Q1	07/17
This report is for the information of the shareholders of John Hancock Multifactor Materials ETF.		9/17

John Hancock

Multifactor Developed International ETF

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 99.0%		$36,669,033
(Cost $32,458,042)
Australia 7.3%		2,718,885
AGL Energy, Ltd.	2,609	50,198
Amcor, Ltd.	4,907	60,095
AMP, Ltd.	31,982	137,622
APA Group	2,836	19,517
Aristocrat Leisure, Ltd.	2,771	44,798
ASX, Ltd.	765	31,942
Aurizon Holdings, Ltd.	11,862	47,540
Australia & New Zealand Banking Group, Ltd.	5,295	125,254
BHP Billiton PLC	7,034	127,786
BHP Billiton, Ltd.	12,123	250,187
Brambles, Ltd.	3,696	27,264
Caltex Australia, Ltd.	1,143	28,416
CIMIC Group, Ltd.	503	16,633
Coca-Cola Amatil, Ltd.	3,647	23,991
Cochlear, Ltd.	267	30,450
Commonwealth Bank of Australia	3,070	205,217
Computershare, Ltd.	1,409	15,827
Crown Resorts, Ltd.	1,982	20,127
CSL, Ltd.	1,131	113,770
Dexus	2,115	15,838
Fortescue Metals Group, Ltd.	9,608	44,029
Goodman Group	3,836	24,377
Insurance Australia Group, Ltd.	8,965	47,739
LendLease Group	3,463	46,585
Macquarie Group, Ltd.	441	30,218
Medibank Pvt., Ltd.	14,850	32,247
Mirvac Group	8,198	14,202
National Australia Bank, Ltd.	4,789	114,508
Newcrest Mining, Ltd.	2,053	33,108
Oil Search, Ltd.	7,085	37,558
Origin Energy, Ltd. (A)	9,924	54,826
Qantas Airways, Ltd.	8,217	34,899
QBE Insurance Group, Ltd.	3,408	32,241
Ramsay Health Care, Ltd.	556	31,329
REA Group, Ltd.	251	13,831
Santos, Ltd. (A)	8,537	23,105
Scentre Group	4,759	15,691
Sonic Healthcare, Ltd.	1,423	25,323
South32, Ltd.	26,674	61,969
Stockland	6,556	21,983
Suncorp Group, Ltd.	3,270	37,306
Sydney Airport	9,682	52,020
Telstra Corp., Ltd.	30,560	100,030
The GPT Group	4,213	16,111
Transurban Group	2,100	19,129
Treasury Wine Estates, Ltd.	1,734	16,861
Vicinity Centres	6,688	14,683
Wesfarmers, Ltd.	1,144	37,199
Westfield Corp.	2,180	13,366
Westpac Banking Corp.	6,988	177,520
Woodside Petroleum, Ltd.	1,912	44,526

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR DEVELOPED INTERNATIONAL ETF 2

	Shares	Value
Australia (continued)
Woolworths, Ltd.	2,716	$57,894
Austria 0.2%		79,218
ANDRITZ AG	181	11,048
Erste Group Bank AG (A)	788	32,624
OMV AG	227	12,798
Raiffeisen Bank International AG (A)	215	6,317
Verbund AG	108	2,130
voestalpine AG	283	14,301
Belgium 1.5%		535,681
Ageas	1,476	66,241
Anheuser-Busch InBev SA	1,403	168,391
bpost SA	312	8,514
Colruyt SA	553	30,891
KBC Groep NV	686	56,616
Proximus SADP	918	32,140
Solvay SA	636	90,956
Telenet Group Holding NV (A)	100	6,955
UCB SA	517	37,523
Umicore SA	468	37,454
Canada 0.0%		717
International Petroleum Corp. (A)	207	717
Chile 0.1%		27,562
Antofagasta PLC	2,210	27,562
Denmark 1.9%		700,628
A.P. Moller - Maersk A/S, Series A	11	22,880
A.P. Moller - Maersk A/S, Series B	9	19,576
Carlsberg A/S, Class B	592	65,557
Chr. Hansen Holding A/S	756	60,646
Coloplast A/S, B Shares	194	16,608
Danske Bank A/S	1,199	48,377
DONG Energy A/S (B)	175	8,404
DSV A/S	1,021	65,653
Genmab A/S (A)	127	28,772
H Lundbeck A/S	306	18,313
ISS A/S	559	22,838
Novo Nordisk A/S, B Shares	3,229	137,245
Novozymes A/S, B Shares	1,881	86,540
Pandora A/S	272	31,177
Vestas Wind Systems A/S	699	68,042
Finland 1.1%		421,147
Elisa OYJ	739	30,294
Fortum OYJ	1,016	16,554
Kone OYJ, Class B	885	45,921
Neste OYJ	491	21,205
Nokia OYJ	4,459	28,284
Nokian Renkaat OYJ	594	24,147
Orion OYJ, Class A	100	5,051
Orion OYJ, Class B	507	25,542
Sampo OYJ, A Shares	814	44,367
Stora Enso OYJ, R Shares	6,803	90,634
UPM-Kymmene OYJ	2,066	56,048

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR DEVELOPED INTERNATIONAL ETF 3

	Shares	Value
Finland (continued)
Wartsila OYJ ABP	500	$33,100
France 9.5%		3,528,208
Air Liquide SA	955	116,761
Airbus SE	958	79,741
AXA SA	4,260	125,363
BNP Paribas SA	1,993	154,073
Bouygues SA	2,698	115,293
Capgemini SE	547	59,332
Carrefour SA	3,704	88,672
Christian Dior SE	116	32,919
Cie de Saint-Gobain	2,665	147,330
Cie Generale des Etablissements Michelin	1,307	176,208
Credit Agricole SA	2,881	50,441
Danone SA	1,027	76,391
Dassault Systemes SA	711	69,484
Electricite de France SA	3,139	31,724
Engie SA	4,737	75,983
Essilor International SA	521	65,787
Hermes International	34	17,157
Iliad SA	141	34,852
Kering	76	26,478
Legrand SA	1,536	105,759
L’Oreal SA	372	76,797
LVMH Moet Hennessy Louis Vuitton SE	585	146,702
Natixis SA	5,078	36,778
Orange SA	10,499	176,020
Pernod Ricard SA	173	23,915
Peugeot SA	4,779	102,462
Publicis Groupe SA	1,056	79,570
Renault SA	1,474	132,354
Safran SA	1,426	134,383
Sanofi	1,560	148,464
Schneider Electric SE (A)	543	42,477
SFR Group SA (A)	198	7,353
Societe Generale SA	1,767	103,331
Sodexo SA	548	64,499
Thales SA	570	62,895
TOTAL SA	4,479	226,861
Unibail-Rodamco SE	227	56,564
Valeo SA	1,012	69,847
Vinci SA	1,257	112,247
Vivendi SA	3,248	74,941
Germany 9.1%		3,376,376
adidas AG	372	84,648
Allianz SE	935	198,426
BASF SE	1,859	176,634
Bayer AG	1,638	206,928
Bayerische Motoren Werke AG	1,516	138,896
Beiersdorf AG	391	42,734
Continental AG	275	61,765
Covestro AG (B)	352	27,233
Daimler AG	3,124	218,377
Deutsche Bank AG (Frankfurt Stock Exchange)	7,094	126,210

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR DEVELOPED INTERNATIONAL ETF 4

	Shares	Value
Germany (continued)
Deutsche Boerse AG	62	$6,463
Deutsche Post AG	1,668	64,504
Deutsche Telekom AG	12,292	223,833
Deutsche Wohnen AG	2,963	116,976
E.ON SE	15,582	153,638
Evonik Industries AG	1,665	56,535
Fresenius Medical Care AG & Company KGaA	918	86,359
Fresenius SE & Company KGaA	1,003	84,469
Hannover Rueck SE	332	41,765
HeidelbergCement AG	977	96,551
Henkel AG & Company KGaA	117	14,677
Infineon Technologies AG	5,342	115,793
Innogy SE (B)	398	16,651
Linde AG	1,806	344,517
MAN SE	177	19,537
Merck KGaA	327	35,797
Muenchener Rueckversicherungs-Gesellschaft AG	688	147,224
SAP SE	958	101,292
Siemens AG	956	129,338
Telefonica Deutschland Holding AG	3,276	16,867
thyssenkrupp AG	2,536	75,003
TUI AG	2,072	32,534
Volkswagen AG	137	21,474
Vonovia SE	2,296	92,728
Hong Kong 3.6%		1,316,430
AIA Group, Ltd.	12,602	99,313
BOC Hong Kong Holdings, Ltd.	15,795	77,760
Cathay Pacific Airways, Ltd.	20,289	31,797
Cheung Kong Property Holdings, Ltd.	7,396	59,896
Chow Tai Fook Jewellery Group, Ltd.	9,226	9,580
CK Hutchison Holdings, Ltd.	7,773	102,411
CK Infrastructure Holdings, Ltd.	929	8,665
CLP Holdings, Ltd.	4,571	48,723
Dairy Farm International Holdings, Ltd.	800	6,448
Galaxy Entertainment Group, Ltd.	5,641	34,922
Hang Lung Properties, Ltd.	12,522	31,200
Hang Seng Bank, Ltd.	1,189	25,880
Henderson Land Development Company, Ltd.	2,733	15,817
HK Electric Investments & HK Electric Investments, Ltd. (B)	27,290	25,892
HKT Trust & HKT, Ltd.	27,337	35,842
Hong Kong & China Gas Company, Ltd.	13,533	25,610
Hong Kong Exchanges & Clearing, Ltd.	2,866	81,758
Hongkong Land Holdings, Ltd.	6,900	51,888
Kingston Financial Group, Ltd.	14,124	4,919
Link REIT	4,026	32,733
MTR Corp., Ltd.	3,712	21,459
New World Development Company, Ltd.	47,876	64,733
NWS Holdings, Ltd.	12,001	22,987
Power Assets Holdings, Ltd.	2,073	20,544
Sino Land Company, Ltd.	24,548	40,546
Sun Hung Kai Properties, Ltd.	3,162	48,988
Swire Pacific, Ltd., Class A	2,865	28,576
Swire Pacific, Ltd., Class B	3,128	5,551

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR DEVELOPED INTERNATIONAL ETF 5

	Shares	Value
Hong Kong (continued)
Swire Properties, Ltd.	4,401	$15,214
Techtronic Industries Company, Ltd.	6,933	30,847
The Bank of East Asia, Ltd.	16,697	71,511
The Wharf Holdings, Ltd.	2,992	25,456
Wheelock & Company, Ltd.	10,075	75,980
Yue Yuen Industrial Holdings, Ltd.	7,988	32,984
Ireland 0.7%		265,001
Bank of Ireland Group PLC (A)	4,502	37,420
CRH PLC (A)	1,990	69,671
DCC PLC	346	30,402
Glanbia PLC	1,290	26,616
James Hardie Industries PLC	915	13,996
Kerry Group PLC, Class A	376	33,846
Paddy Power Betfair PLC	133	13,272
Smurfit Kappa Group PLC	1,341	39,778
Israel 0.5%		170,647
Azrieli Group, Ltd.	39	2,131
Bank Hapoalim BM	3,732	25,863
Bank Leumi Le-Israel BM	4,200	20,187
Bezeq The Israeli Telecommunication Corp., Ltd.	5,554	8,245
Check Point Software Technologies, Ltd. (A)	186	19,675
Elbit Systems, Ltd.	23	2,909
Israel Chemicals, Ltd.	660	3,154
Mobileye NV (A)	192	12,154
Taro Pharmaceutical Industries, Ltd. (A)	37	4,230
Teva Pharmaceutical Industries, Ltd.	2,228	72,099
Italy 1.9%		719,739
Assicurazioni Generali SpA	2,059	37,215
Atlantia SpA	760	23,019
Banca Mediolanum SpA	930	8,103
Davide Campari-Milano SpA	2,606	19,218
Enel SpA	12,341	70,189
Eni SpA	4,263	67,199
Ferrari NV	500	52,524
GEDI Gruppo Editoriale SpA (A)	344	319
Intesa Sanpaolo SpA	18,006	61,819
Intesa Sanpaolo SpA	1,509	4,804
Leonardo SpA	1,852	32,163
Luxottica Group SpA	281	16,191
Mediobanca SpA	4,475	46,508
Parmalat SpA	898	3,242
Poste Italiane SpA (B)	3,917	28,725
PRADA SpA	2,498	8,860
Prysmian SpA	948	30,234
Recordati SpA	554	23,579
Snam SpA	5,447	25,662
Telecom Italia SpA (A)	35,021	35,943
Telecom Italia SpA	23,525	19,235
Terna Rete Elettrica Nazionale SpA	6,104	34,731
UniCredit SpA (A)	2,911	57,110
UnipolSai Assicurazioni SpA	5,698	13,147

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR DEVELOPED INTERNATIONAL ETF 6

	Shares	Value
Japan 24.3%		$9,005,627
ABC-Mart, Inc.	200	11,385
Acom Company, Ltd. (A)	1,500	6,380
Aeon Company, Ltd.	4,300	64,698
AEON Financial Service Company, Ltd.	400	8,692
Aisin Seiki Company, Ltd.	900	46,835
Ajinomoto Company, Inc.	500	10,041
Alps Electric Company, Ltd.	900	24,517
ANA Holdings, Inc.	22,000	75,361
Aozora Bank, Ltd.	5,000	19,186
Asahi Glass Company, Ltd.	400	16,833
Asahi Group Holdings, Ltd.	700	28,502
Asahi Kasei Corp.	8,000	91,552
Asics Corp.	200	3,633
Astellas Pharma, Inc.	2,200	28,034
Bandai Namco Holdings, Inc.	1,100	38,178
Bridgestone Corp.	2,500	105,367
Brother Industries, Ltd.	800	20,417
Calbee, Inc.	500	20,702
Canon, Inc.	2,500	86,814
Casio Computer Company, Ltd.	500	8,181
Central Japan Railway Company	400	64,256
Chubu Electric Power Company, Inc.	2,800	36,718
Chugai Pharmaceutical Company, Ltd.	200	8,028
Concordia Financial Group, Ltd.	4,900	24,692
Dai Nippon Printing Company, Ltd.	4,000	44,056
Daicel Corp.	1,000	13,023
Dai-ichi Life Holdings, Inc.	2,600	44,967
Daiichi Sankyo Company, Ltd.	1,200	26,151
Daikin Industries, Ltd.	400	42,355
Daito Trust Construction Company, Ltd.	100	16,870
Daiwa House Industry Company, Ltd.	900	31,351
Daiwa Securities Group, Inc.	3,000	17,270
Denso Corp.	700	33,614
Dentsu, Inc.	200	9,340
Don Quijote Holdings Company, Ltd.	700	25,436
East Japan Railway Company	1,400	131,137
Eisai Company, Ltd.	200	10,714
Electric Power Development Company, Ltd.	1,000	25,277
FamilyMart UNY Holdings Company, Ltd.	100	5,593
FANUC Corp.	100	20,422
Fast Retailing Company, Ltd.	100	29,974
FUJIFILM Holdings Corp.	1,100	40,348
Fujitsu, Ltd.	4,000	29,819
Hamamatsu Photonics KK	300	9,530
Hankyu Hanshin Holdings, Inc.	2,200	78,347
Hino Motors, Ltd.	1,500	17,661
Hirose Electric Company, Ltd.	100	13,611
Hisamitsu Pharmaceutical Company, Inc.	100	4,688
Hitachi Chemical Company, Ltd.	300	8,539
Hitachi Construction Machinery Company, Ltd.	300	8,593
Hitachi High-Technologies Corp.	100	3,683
Hitachi Metals, Ltd.	1,600	22,271
Hitachi, Ltd.	18,000	123,741
Honda Motor Company, Ltd.	3,900	109,699

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR DEVELOPED INTERNATIONAL ETF 7

	Shares	Value
Japan (continued)
Hoshizaki Corp.	200	$19,331
Hoya Corp.	900	50,712
Hulic Company, Ltd.	1,000	10,543
Idemitsu Kosan Company, Ltd.	600	14,536
Iida Group Holdings Company, Ltd.	800	13,648
Inpex Corp.	2,400	23,306
Isetan Mitsukoshi Holdings, Ltd.	2,200	21,424
Isuzu Motors, Ltd.	1,500	20,580
ITOCHU Corp.	3,900	61,079
Japan Airlines Company, Ltd.	1,000	32,291
Japan Exchange Group, Inc.	2,400	43,028
Japan Post Bank Company, Ltd.	600	7,700
Japan Post Holdings Company, Ltd.	800	10,071
Japan Post Insurance Company, Ltd.	100	2,195
Japan Real Estate Investment Corp.	3	15,720
Japan Retail Fund Investment Corp.	5	9,530
Japan Tobacco, Inc.	2,100	72,867
JFE Holdings, Inc.	1,300	25,089
JGC Corp.	700	11,207
JSR Corp.	700	12,341
JTEKT Corp.	2,800	39,911
JXTG Holdings, Inc.	10,500	46,582
Kajima Corp.	7,000	60,944
Kansai Paint Company, Ltd.	400	9,162
Kao Corp.	1,200	72,916
Kawasaki Heavy Industries, Ltd.	15,000	47,785
KDDI Corp.	4,100	108,349
Keikyu Corp.	2,000	23,187
Keio Corp.	1,000	8,362
Keisei Electric Railway Company, Ltd.	200	5,466
Keyence Corp.	100	46,174
Kikkoman Corp.	300	9,177
Kintetsu Group Holdings Company, Ltd.	12,000	45,939
Kirin Holdings Company, Ltd.	2,200	48,392
Koito Manufacturing Company, Ltd.	600	35,079
Komatsu, Ltd.	1,000	26,829
Konami Holdings Corp.	300	15,612
Konica Minolta, Inc.	4,500	37,223
Kose Corp.	100	11,114
Kubota Corp.	1,300	22,583
Kuraray Company, Ltd.	4,000	77,832
Kyocera Corp.	700	42,521
Kyowa Hakko Kirin Company, Ltd.	900	16,307
Kyushu Electric Power Company, Inc.	4,300	50,824
Kyushu Railway Company	200	6,579
Lawson, Inc.	400	27,187
LINE Corp. (A)	100	3,706
Lion Corp.	700	14,951
LIXIL Group Corp.	1,700	43,679
M3, Inc.	800	21,539
Makita Corp.	200	7,810
Marubeni Corp.	4,200	27,797
Mazda Motor Corp.	4,600	69,295
Mebuki Financial Group, Inc.	3,600	13,847

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR DEVELOPED INTERNATIONAL ETF 8

	Shares	Value
Japan (continued)
MEIJI Holdings Company, Ltd.	300	$23,865
MINEBEA MITSUMI, Inc.	1,200	19,798
Mitsubishi Chemical Holdings Corp.	8,900	74,828
Mitsubishi Corp.	3,200	69,404
Mitsubishi Electric Corp.	2,100	32,509
Mitsubishi Estate Company, Ltd.	1,000	18,155
Mitsubishi Gas Chemical Company, Inc.	700	16,199
Mitsubishi Heavy Industries, Ltd.	12,000	47,709
Mitsubishi Materials Corp.	800	26,861
Mitsubishi Motors Corp.	1,700	12,277
Mitsubishi Tanabe Pharma Corp.	300	7,138
Mitsubishi UFJ Financial Group, Inc.	24,700	156,478
Mitsubishi UFJ Lease & Finance Company, Ltd.	4,600	24,479
Mitsui & Company, Ltd.	4,400	63,912
Mitsui Chemicals, Inc.	7,000	39,911
Mitsui Fudosan Company, Ltd.	1,400	32,113
Mizuho Financial Group, Inc.	43,200	76,786
MS&AD Insurance Group Holdings, Inc.	1,000	35,042
Murata Manufacturing Company, Ltd.	300	46,645
NEC Corp.	32,000	86,882
Nexon Company, Ltd. (A)	800	16,616
NGK Insulators, Ltd.	1,300	26,142
NGK Spark Plug Company, Ltd.	900	18,213
NH Foods, Ltd.	1,000	29,549
Nidec Corp.	300	33,015
Nikon Corp.	2,100	36,965
Nintendo Company, Ltd.	100	33,920
Nippon Building Fund, Inc.	2	10,770
Nippon Express Company, Ltd.	9,000	57,423
Nippon Paint Holdings Company, Ltd.	200	7,702
Nippon Steel & Sumitomo Metal Corp.	2,000	49,088
Nippon Telegraph & Telephone Corp.	5,600	273,171
Nissan Chemical Industries, Ltd.	300	9,978
Nissan Motor Company, Ltd.	10,800	107,125
Nisshin Seifun Group, Inc.	100	1,640
Nissin Foods Holdings Company, Ltd.	200	12,544
Nitori Holdings Company, Ltd.	200	28,164
Nitto Denko Corp.	100	8,922
Nomura Holdings, Inc.	6,900	41,015
Nomura Real Estate Master Fund, Inc.	8	11,316
Nomura Research Institute, Ltd.	200	7,475
NSK, Ltd.	4,000	51,695
NTT Data Corp.	1,500	16,331
NTT DOCOMO, Inc.	3,200	74,226
Obayashi Corp.	6,100	73,314
Obic Company, Ltd.	100	6,236
Odakyu Electric Railway Company, Ltd.	1,600	31,639
Oji Holdings Corp.	5,000	25,612
Olympus Corp.	800	29,033
Omron Corp.	900	44,880
Ono Pharmaceutical Company, Ltd.	400	8,746
Oracle Corp. Japan	200	13,412
Oriental Land Company, Ltd.	400	28,939
ORIX Corp.	5,400	85,598

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR DEVELOPED INTERNATIONAL ETF 9

	Shares	Value
Japan (continued)
Osaka Gas Company, Ltd.	17,000	$67,926
Otsuka Corp.	200	13,087
Otsuka Holdings Company, Ltd.	300	13,195
Panasonic Corp.	5,800	79,839
Rakuten, Inc.	1,000	12,200
Recruit Holdings Company, Ltd.	1,200	20,732
Resona Holdings, Inc.	5,600	28,807
Ricoh Company, Ltd.	4,400	41,294
Rohm Company, Ltd.	500	38,690
Ryohin Keikaku Company, Ltd.	100	25,522
Santen Pharmaceutical Company, Ltd.	1,000	14,091
Secom Company, Ltd.	300	22,473
Seibu Holdings, Inc.	1,000	17,431
Seiko Epson Corp.	1,600	42,152
Sekisui Chemical Company, Ltd.	3,600	66,204
Sekisui House, Ltd.	1,500	25,949
Seven & i Holdings Company, Ltd.	1,800	72,411
Seven Bank, Ltd.	3,200	12,656
Sharp Corp. (A)	1,000	3,511
Shimadzu Corp.	300	5,897
Shimano, Inc.	100	14,643
Shimizu Corp.	5,000	52,763
Shin-Etsu Chemical Company, Ltd.	400	36,599
Shinsei Bank, Ltd.	14,000	23,060
Shionogi & Company, Ltd.	400	21,344
Shiseido Company, Ltd.	300	10,589
SMC Corp.	100	31,775
SoftBank Group Corp.	1,800	145,929
Sohgo Security Services Company, Ltd.	100	4,231
Sompo Holdings, Inc.	700	27,444
Sony Corp.	1,200	49,305
Sony Financial Holdings, Inc.	900	15,565
Stanley Electric Company, Ltd.	400	13,213
Start Today Company, Ltd.	800	22,553
Subaru Corp.	1,300	46,990
Sumitomo Chemical Company, Ltd.	10,000	58,645
Sumitomo Corp.	2,800	37,795
Sumitomo Dainippon Pharma Company, Ltd.	600	8,406
Sumitomo Electric Industries, Ltd.	1,600	25,884
Sumitomo Metal Mining Company, Ltd.	2,000	30,200
Sumitomo Mitsui Financial Group, Inc.	2,800	106,303
Sumitomo Mitsui Trust Holdings, Inc.	600	22,014
Sundrug Company, Ltd.	200	7,439
Suntory Beverage & Food, Ltd.	200	9,792
Suruga Bank, Ltd.	400	9,637
Suzuki Motor Corp.	1,000	47,332
Sysmex Corp.	300	17,159
T&D Holdings, Inc.	1,400	20,678
Taisei Corp.	6,000	57,342
Taisho Pharmaceutical Holdings Company, Ltd.	200	14,969
Taiyo Nippon Sanso Corp.	800	9,253
Takeda Pharmaceutical Company, Ltd.	900	47,503
TDK Corp.	1,200	86,339
Terumo Corp.	500	18,892

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR DEVELOPED INTERNATIONAL ETF 10

	Shares	Value
Japan (continued)
The Chiba Bank, Ltd.	5,000	$35,839
The Chugoku Electric Power Company, Inc.	3,400	37,202
The Kansai Electric Power Company, Ltd.	2,600	34,849
The Shizuoka Bank, Ltd.	4,000	35,658
Tobu Railway Company, Ltd.	11,000	58,138
Toho Company, Ltd.	200	7,195
Tohoku Electric Power Company, Inc.	6,100	82,920
Tokio Marine Holdings, Inc.	1,600	67,261
Tokyo Electric Power Company Holdings, Inc. (A)	12,800	54,214
Tokyo Electron, Ltd.	200	28,191
Tokyo Gas Company, Ltd.	10,000	52,953
Tokyu Corp.	1,500	22,033
Toppan Printing Company, Ltd.	3,000	31,658
Toray Industries, Inc.	2,000	18,046
Toshiba Corp. (A)	14,000	31,169
Tosoh Corp.	2,000	23,802
TOTO, Ltd.	700	28,160
Toyota Industries Corp.	400	21,467
Toyota Motor Corp.	9,700	547,263
Toyota Tsusho Corp.	1,400	44,979
Trend Micro, Inc.	800	39,966
Unicharm Corp.	1,000	25,607
United Urban Investment Corp.	3	4,464
USS Company, Ltd.	1,300	26,201
West Japan Railway Company	600	42,996
Yahoo Japan Corp.	3,700	16,743
Yakult Honsha Company, Ltd.	100	6,806
Yamada Denki Company, Ltd.	3,000	15,992
Yamaha Corp.	400	14,118
Yamaha Motor Company, Ltd.	1,600	40,255
Yamato Holdings Company, Ltd.	700	14,032
Yamazaki Baking Company, Ltd.	400	8,015
Yaskawa Electric Corp.	800	21,438
Jersey, Channel Islands 0.1%		41,326
Randgold Resources, Ltd.	444	41,326
Jordan 0.0%		8,842
Hikma Pharmaceuticals PLC	475	8,842
Luxembourg 0.3%		126,189
ArcelorMittal (A)	1,566	40,979
Millicom International Cellular SA	981	61,365
RTL Group SA	216	16,757
Tenaris SA	449	7,088
Macau 0.1%		41,988
MGM China Holdings, Ltd.	2,474	4,872
Sands China, Ltd.	4,669	21,671
Wynn Macau, Ltd.	7,121	15,445
Mexico 0.1%		19,663
Fresnillo PLC	971	19,663
Netherlands 3.7%		1,363,113
ABN AMRO Group NV (B)	1,352	38,113
Aegon NV	5,319	29,719

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR DEVELOPED INTERNATIONAL ETF 11

	Shares	Value
Netherlands (continued)
Akzo Nobel NV	1,912	$172,270
Altice NV, Class A (A)	515	12,663
Altice NV, Class B (A)	199	4,904
ASML Holding NV	466	70,407
Heineken Holding NV (C)	136	13,310
Heineken NV (C)	400	41,581
ING Groep NV	7,252	135,215
Koninklijke Ahold Delhaize NV	1,806	36,826
Koninklijke DSM NV	805	59,205
Koninklijke KPN NV (C)	28,542	103,107
Koninklijke Philips NV	2,643	100,899
NN Group NV	1,173	47,422
Randstad Holding NV	379	22,780
Royal Dutch Shell PLC, A Shares	7,676	215,852
Royal Dutch Shell PLC, B Shares	6,502	184,468
Wolters Kluwer NV	1,677	74,372
New Zealand 0.1%		51,073
Auckland International Airport, Ltd.	1,575	8,219
Fisher & Paykel Healthcare Corp., Ltd.	644	5,297
Fletcher Building, Ltd.	1,790	10,723
Mercury NZ, Ltd.	823	2,147
Meridian Energy, Ltd.	3,447	7,443
Ryman Healthcare, Ltd.	455	3,009
Spark New Zealand, Ltd.	5,063	14,235
Norway 0.6%		209,265
Aker BP ASA	273	5,127
DNB ASA	1,987	38,878
Gjensidige Forsikring ASA	205	3,534
Marine Harvest ASA (A)	526	9,753
Norsk Hydro ASA	2,044	13,128
Orkla ASA	772	7,914
Schibsted ASA, A Shares	381	9,678
Schibsted ASA, B Shares	274	6,381
Statoil ASA (C)	4,054	75,627
Telenor ASA	1,563	31,116
Yara International ASA	205	8,129
Portugal 0.1%		48,004
EDP - Energias de Portugal SA	8,241	29,148
Galp Energia SGPS SA	415	6,625
Jeronimo Martins SGPS SA	624	12,231
Singapore 1.1%		414,390
Ascendas Real Estate Investment Trust	4,100	8,157
CapitaLand Mall Trust	6,000	8,886
CapitaLand, Ltd.	6,900	18,760
City Developments, Ltd.	2,500	20,741
ComfortDelGro Corp., Ltd.	7,000	11,914
DBS Group Holdings, Ltd.	4,258	67,829
Genting Singapore PLC	6,400	5,494
Global Logistic Properties, Ltd.	6,300	15,365
Hutchison Port Holdings Trust	17,200	8,170
Jardine Cycle & Carriage, Ltd.	200	5,948
Keppel Corp., Ltd.	3,600	17,003

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR DEVELOPED INTERNATIONAL ETF 12

	Shares	Value
Singapore (continued)
Oversea-Chinese Banking Corp., Ltd.	4,200	$35,155
Sembcorp Industries, Ltd.	2,800	6,664
Singapore Airlines, Ltd.	1,600	12,249
Singapore Exchange, Ltd.	3,400	18,964
Singapore Press Holdings, Ltd.	4,000	8,576
Singapore Technologies Engineering, Ltd.	3,800	10,556
Singapore Telecommunications, Ltd.	20,200	59,088
StarHub, Ltd.	3,500	7,040
United Overseas Bank, Ltd.	3,559	62,909
Wilmar International, Ltd.	2,000	4,922
South Africa 0.3%		120,547
Investec PLC	1,907	14,481
Mediclinic International PLC	2,458	23,980
Mondi PLC	3,121	82,086
Spain 3.3%		1,205,110
Abertis Infraestructuras SA	3,485	68,576
ACS Actividades de Construccion y Servicios SA	871	33,289
Aena SA (B)	188	36,628
Amadeus IT Group SA	1,820	111,709
Banco Bilbao Vizcaya Argentaria SA	10,212	92,118
Banco Santander SA	32,461	220,980
Bankia SA	3,443	17,382
CaixaBank SA	12,620	65,706
EDP Renovaveis SA	984	7,836
Endesa SA	805	18,991
Ferrovial SA	1,281	27,555
Gas Natural SDG SA	1,495	34,882
Grifols SA	1,707	47,808
Iberdrola SA	13,282	104,355
Industria de Diseno Textil SA	2,572	101,858
Red Electrica Corp. SA	1,924	41,103
Repsol SA	3,513	58,646
Telefonica SA	10,264	115,688
Sweden 2.8%		1,052,970
Alfa Laval AB	2,194	48,930
Assa Abloy AB, B Shares	1,108	23,697
Atlas Copco AB, A Shares	1,304	47,169
Atlas Copco AB, B Shares	766	24,772
Boliden AB	2,622	82,202
Electrolux AB, Series B	1,494	51,013
Essity AB, Class B (A)	850	24,599
Fastighets AB Balder, B Shares (A)	304	7,723
Getinge AB, B Shares	1,109	19,221
Hennes & Mauritz AB, B Shares	1,972	51,317
Hexagon AB, B Shares	226	11,148
Husqvarna AB, B Shares	1,809	18,372
ICA Gruppen AB	641	25,643
Lundin Petroleum AB (A)	566	12,854
Nordea Bank AB	5,596	70,494
Sandvik AB	2,406	37,864
Securitas AB, B Shares	1,354	22,514
Skandinaviska Enskilda Banken AB, Series A	2,546	32,199

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR DEVELOPED INTERNATIONAL ETF 13

	Shares	Value
Sweden (continued)
Skandinaviska Enskilda Banken AB, Series C	37	$463
Skanska AB, B Shares	889	20,178
SKF AB, B Shares	3,202	63,573
Svenska Cellulosa AB SCA, B Shares	850	7,025
Svenska Handelsbanken AB, A Shares	3,152	46,837
Svenska Handelsbanken AB, B Shares	149	2,218
Swedbank AB, A Shares	2,075	54,074
Swedish Match AB	542	19,029
Tele2 AB, B Shares	3,314	39,371
Telefonaktiebolaget LM Ericsson, B Shares	6,008	38,956
Telia Company AB	5,444	25,541
Trelleborg AB, B Shares	624	14,672
Volvo AB, A Shares	1,052	17,830
Volvo AB, B Shares	5,393	91,472
Switzerland 8.3%		3,060,957
ABB, Ltd.	4,679	110,083
Cie Financiere Richemont SA	3,404	289,826
Coca-Cola HBC AG (A)	1,638	49,495
Credit Suisse Group AG (A)	11,546	178,063
Givaudan SA	43	85,791
Glencore PLC (A)	17,977	79,193
Kuehne + Nagel International AG	174	30,369
LafargeHolcim, Ltd. (A)	2,499	149,834
Nestle SA	4,931	417,539
Novartis AG	4,691	400,620
Roche Holding AG	1,189	301,794
Roche Holding AG, BR Shares	101	26,118
Schindler Holding AG	100	21,081
Schindler Holding AG, Participation Certificates	212	45,834
SGS SA	16	35,454
STMicroelectronics NV (C)	1,871	31,831
Swiss Re AG	2,237	216,200
Swisscom AG	166	81,327
The Swatch Group AG	151	11,659
The Swatch Group AG, BR Shares	87	34,616
UBS Group AG (A)	5,519	96,211
Wolseley PLC	1,395	83,256
Zurich Insurance Group AG	932	284,763
United Kingdom 16.1%		5,947,549
3i Group PLC	7,912	97,632
Admiral Group PLC	1,015	27,672
Anglo American PLC	6,624	109,378
Ashtead Group PLC	2,800	60,133
Associated British Foods PLC	371	14,497
AstraZeneca PLC	2,325	140,047
Aviva PLC	16,947	120,424
Babcock International Group PLC	2,880	32,064
BAE Systems PLC	16,065	127,393
Barclays PLC	31,809	85,129
Barratt Developments PLC	5,205	42,236
BP PLC	37,720	221,688
British American Tobacco PLC	3,691	229,360
BT Group PLC	11,920	49,266

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR DEVELOPED INTERNATIONAL ETF 14

	Shares	Value
United Kingdom (continued)
Bunzl PLC	1,931	$58,246
Burberry Group PLC	2,845	64,175
Centrica PLC	36,644	95,895
CNH Industrial NV	5,517	63,745
Coca-Cola European Partners PLC	683	29,581
Compass Group PLC	4,000	85,271
Diageo PLC	5,489	177,184
Direct Line Insurance Group PLC	6,474	31,972
Experian PLC	6,849	136,073
Fiat Chrysler Automobiles NV (A)	7,121	85,636
GKN PLC	14,464	61,306
GlaxoSmithKline PLC	9,134	182,373
Hargreaves Lansdown PLC	1,430	26,016
HSBC Holdings PLC	35,962	358,897
Imperial Brands PLC	2,241	92,178
InterContinental Hotels Group PLC	570	32,245
International Consolidated Airlines Group SA	9,431	71,841
Intertek Group PLC	742	42,073
ITV PLC	22,260	50,769
J Sainsbury PLC	8,437	27,229
Johnson Matthey PLC	1,652	61,199
Kingfisher PLC	16,225	62,973
Land Securities Group PLC	1,954	26,302
Legal & General Group PLC	30,698	108,623
Lloyds Banking Group PLC	114,947	99,380
London Stock Exchange Group PLC	1,047	51,734
Marks & Spencer Group PLC	17,577	74,662
Merlin Entertainments PLC (B)	2,107	13,036
National Grid PLC	8,217	101,482
Next PLC	918	47,805
Old Mutual PLC	27,664	71,665
Pearson PLC	5,085	44,078
Persimmon PLC	829	27,367
Prudential PLC	2,480	60,421
Reckitt Benckiser Group PLC	1,423	138,243
RELX NV	2,571	53,895
RELX PLC	2,700	58,804
Rio Tinto PLC	3,907	181,308
Rio Tinto, Ltd.	1,450	76,159
Rolls-Royce Holdings PLC (A)	14,504	169,798
Royal Bank of Scotland Group PLC (A)	6,259	20,513
RSA Insurance Group PLC	4,675	40,215
Schroders PLC	638	28,976
Schroders PLC, Non-Voting Shares	213	6,925
Severn Trent PLC	1,322	39,040
Sky PLC	2,752	35,011
Smith & Nephew PLC	4,612	80,259
Smiths Group PLC	1,790	36,224
SSE PLC	4,771	86,737
St. James’s Place PLC	1,861	29,858
Standard Chartered PLC (A)	5,311	59,284
Standard Life PLC	11,984	68,947
Taylor Wimpey PLC	15,187	38,121
Tesco PLC (A)	20,214	46,423

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR DEVELOPED INTERNATIONAL ETF 15

		Shares	Value
United Kingdom (continued)
The British Land Company PLC		2,246	$18,077
The Sage Group PLC		5,963	52,985
Unilever NV		706	41,036
Unilever PLC		2,747	156,503
United Utilities Group PLC		8,288	98,065
Vodafone Group PLC		56,239	164,597
Whitbread PLC		1,109	56,260
Wm Morrison Supermarkets PLC		10,115	32,058
Worldpay Group PLC (B)		5,166	25,199
WPP PLC		1,358	27,678
United States 0.3%			92,181
Carnival PLC		481	32,467
Shire PLC		1,063	59,714
Preferred securities 0.5%			$202,560
(Cost $185,842)
Germany 0.4%			170,786
Bayerische Motoren Werke AG		423	33,589
Henkel AG & Company KGaA		162	22,872
Porsche Automobil Holding SE		458	26,127
Volkswagen AG		575	88,198
Spain 0.1%			31,774
Grifols SA, Class B		1,506	31,774
	Yield (%)	Shares	Value
Securities lending collateral 0.7%			$250,718
(Cost $250,718)
John Hancock Collateral Trust (D)	1.1917(E)	25,056	250,718
Total investments (Cost $32,894,602)† 100.2%			$37,122,311
Other assets and liabilities, net (0.2%)			(66,607)
Total net assets 100.0%			$37,055,704
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	A portion of this security is on loan as of 7-31-17. The value of securities on loan amounted to $239,699.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 7-31-17.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $32,925,084. Net unrealized appreciation aggregated to $4,197,227, of which $4,440,114 related to appreciated investment securities and $242,887 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 7-31-17:

Financials	19.5%
Industrials	16.0%
Consumer discretionary	14.7%
Materials	10.9%
Consumer staples	8.3%
Health care	7.8%
Telecommunication services	5.6%
Information technology	5.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR DEVELOPED INTERNATIONAL ETF 16

Utilities	4.6%
Energy	3.8%
Real estate	3.3%
Short-term investments and other	0.5%
TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR DEVELOPED INTERNATIONAL ETF 17

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31,2017, by major security category or type:

	Total value at 7-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common stocks
Australia	$2,718,885	—	$2,718,885	—
Austria	79,218	—	79,218	—
Belgium	535,681	—	535,681	—
Canada	717	—	717	—
Chile	27,562	—	27,562	—
Denmark	700,628	—	700,628	—
Finland	421,147	—	421,147	—
France	3,528,208	—	3,528,208	—
Germany	3,376,376	—	3,376,376	—
Hong Kong	1,316,430	$11,367	1,305,063	—
Ireland	265,001	—	265,001	—
Israel	170,647	36,059	134,588	—
Italy	719,739	—	719,739	—
Japan	9,005,627	2,195	9,003,432	—
Jersey, Channel Islands	41,326	—	41,326	—
Jordan	8,842	—	8,842	—
Luxembourg	126,189	—	126,189	—
Macau	41,988	—	41,988	—
Mexico	19,663	—	19,663	—
Netherlands	1,363,113	—	1,363,113	—

       18

	Total value at 7-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
New Zealand	51,073	—	51,073	—
Norway	209,265	—	209,265	—
Portugal	48,004	—	48,004	—
Singapore	414,390	—	414,390	—
South Africa	120,547	—	120,547	—
Spain	1,205,110	—	1,205,110	—
Sweden	1,052,970	—	1,052,970	—
Switzerland	3,060,957	—	3,060,957	—
United Kingdom	5,947,549	—	5,947,549	—
United States	92,181	—	92,181	—
Preferred securities
Germany	170,786	—	170,786	—
Spain	31,774	31,774	—	—
Securities lending collateral	250,718	250,718	—	—
Total investments in securities	$37,122,311	$332,113	$36,790,198	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent annual shareholder report.

       19

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	890Q1	07/17
This report is for the information of the shareholders of John Hancock Multifactor Developed International ETF.		9/17

John Hancock

Multifactor Energy ETF

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 99.9%		$15,988,086
(Cost $16,470,851)
Energy 97.8%		15,643,295
Energy equipment and services 16.2%
Baker Hughes, a GE Company	7,278	268,485
Core Laboratories NV	1,222	122,848
Halliburton Company	5,924	251,415
Helmerich & Payne, Inc. (A)	3,249	164,464
Nabors Industries, Ltd.	11,926	91,949
National Oilwell Varco, Inc.	9,631	315,030
Patterson-UTI Energy, Inc.	2,586	50,013
RPC, Inc. (A)	1,247	25,825
Schlumberger, Ltd.	8,895	610,197
TechnipFMC PLC (B)	16,044	457,896
Transocean, Ltd. (A)(B)	17,185	148,650
Weatherford International PLC (A)(B)	18,209	81,212
Oil, gas and consumable fuels 81.6%
Anadarko Petroleum Corp.	8,113	370,521
Antero Resources Corp. (A)(B)	7,871	162,300
Apache Corp.	5,540	274,119
Cabot Oil & Gas Corp.	9,790	243,477
Cheniere Energy Partners LP Holdings LLC	669	17,508
Cheniere Energy, Inc. (B)	3,013	136,188
Chesapeake Energy Corp. (A)(B)	11,763	58,344
Chevron Corp.	9,191	1,003,567
Cimarex Energy Company	1,418	140,425
Concho Resources, Inc. (B)	2,430	316,532
ConocoPhillips	12,613	572,252
Continental Resources, Inc. (B)	2,460	82,238
Devon Energy Corp.	7,242	241,231
Diamondback Energy, Inc. (B)	1,466	140,560
Energen Corp. (B)	2,437	129,843
EOG Resources, Inc.	4,915	467,613
EQT Corp. (A)	6,801	433,224
Exxon Mobil Corp.	11,288	903,492
Hess Corp.	7,684	342,245
HollyFrontier Corp.	4,938	142,412
Kinder Morgan, Inc.	33,161	677,479
Marathon Oil Corp.	21,999	269,048
Marathon Petroleum Corp.	20,846	1,167,168
Murphy Oil Corp.	5,647	150,097
Newfield Exploration Company (B)	3,096	88,948
Noble Energy, Inc.	16,631	480,802
Occidental Petroleum Corp.	4,621	286,179
Parsley Energy, Inc., Class A (B)	4,366	127,836
PDC Energy, Inc. (B)	1,943	91,632
Phillips 66	6,936	580,890
Pioneer Natural Resources Company	2,069	337,454
QEP Resources, Inc. (B)	7,060	60,504
Range Resources Corp.	5,930	125,182
Rice Energy, Inc. (B)	5,562	155,569
RSP Permian, Inc. (B)	1,943	66,761
Southwestern Energy Company (B)	9,129	52,035

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ENERGY ETF 2

		Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Targa Resources Corp.		5,560	$258,040
Tesoro Corp.		4,802	477,943
The Williams Companies, Inc.		20,127	639,636
Valero Energy Corp.		9,151	631,144
Whiting Petroleum Corp. (B)		8,727	45,817
WPX Energy, Inc. (B)		9,931	107,056
Information technology 0.7%			116,470
Semiconductors and semiconductor equipment 0.7%
First Solar, Inc. (B)		2,362	116,470
Utilities 1.4%			228,321
Electric utilities 1.4%
OGE Energy Corp.		6,367	228,321
	Yield (%)	Shares	Value
Securities lending collateral 4.2%			$676,506
(Cost $676,495)
John Hancock Collateral Trust (C)	1.1917(D)	67,609	676,506
Short-term investments 0.1%			$10,106
(Cost $10,106)
Money market funds 0.1%			10,106
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9351(D)	10,106	10,106
Total investments (Cost $17,157,452)† 104.2%			$16,674,698
Other assets and liabilities, net (4.2%)			(673,432)
Total net assets 100.0%			$16,001,266
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	A portion of this security is on loan as of 7-31-17. The value of securities on loan amounted to $646,749.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-17.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $17,157,970. Net unrealized depreciation aggregated to $483,272, of which $902,051 related to appreciated investment securities and $1,385,323 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ENERGY ETF 3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	900Q1	07/17
This report is for the information of the shareholders of John Hancock Multifactor Energy ETF.		9/17

John Hancock

Multifactor Consumer Staples ETF

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 100.0%		$17,058,736
(Cost $17,154,343)
Consumer staples 100.0%		17,058,736
Beverages 22.7%
Brown-Forman Corp., Class A	1,655	85,299
Brown-Forman Corp., Class B	3,539	174,827
Constellation Brands, Inc., Class A	1,626	314,387
Dr. Pepper Snapple Group, Inc.	4,068	370,839
Molson Coors Brewing Company, Class B	4,252	378,343
Monster Beverage Corp. (A)	7,130	376,108
PepsiCo, Inc.	9,000	1,049,490
The Coca-Cola Company	24,374	1,117,304
Food and staples retailing 23.2%
Casey’s General Stores, Inc. (B)	1,068	114,009
Costco Wholesale Corp.	3,043	482,346
CVS Health Corp.	8,315	664,618
Rite Aid Corp. (A)	19,951	44,690
Sysco Corp.	11,198	589,239
The Kroger Company	12,695	311,281
US Foods Holding Corp. (A)	2,232	62,831
Walgreens Boots Alliance, Inc.	5,537	446,670
Wal-Mart Stores, Inc.	11,867	949,241
Whole Foods Market, Inc.	7,233	302,050
Food products 27.6%
Archer-Daniels-Midland Company	9,897	417,455
Blue Buffalo Pet Products, Inc. (A)	1,654	37,000
Bunge, Ltd.	2,786	218,396
Campbell Soup Company	4,092	216,180
Conagra Brands, Inc.	7,111	243,481
Flowers Foods, Inc.	4,215	74,142
General Mills, Inc.	6,017	334,906
Hormel Foods Corp.	6,132	209,530
Ingredion, Inc.	1,683	207,548
Kellogg Company	4,477	304,436
Lamb Weston Holdings, Inc.	2,225	97,856
Lancaster Colony Corp.	460	56,405
McCormick & Company, Inc.	2,205	210,137
Mondelez International, Inc., Class A	9,558	420,743
Pilgrim’s Pride Corp. (A)(B)	1,577	38,305
Pinnacle Foods, Inc.	2,221	131,883
Post Holdings, Inc. (A)	1,361	113,235
Seaboard Corp.	7	29,925
Snyder’s-Lance, Inc.	1,301	45,262
The Hain Celestial Group, Inc. (A)	1,861	83,205
The Hershey Company	2,730	287,496
The J.M. Smucker Company	2,198	267,936
The Kraft Heinz Company	3,847	336,459
TreeHouse Foods, Inc. (A)	1,078	91,447
Tyson Foods, Inc., Class A	3,720	235,699
Household products 14.1%
Church & Dwight Company, Inc.	5,539	295,506
Colgate-Palmolive Company	4,476	323,167
Kimberly-Clark Corp.	3,008	370,465

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF 2

		Shares	Value
Consumer staples (continued)
Household products (continued)
Spectrum Brands Holdings, Inc. (B)		548	$63,261
The Clorox Company		2,452	327,317
The Procter & Gamble Company		11,298	1,026,084
Personal products 2.5%
Coty, Inc., Class A		1,157	23,695
Edgewell Personal Care Company (A)		1,303	94,077
Herbalife, Ltd. (A)(B)		1,297	86,263
The Estee Lauder Companies, Inc., Class A		2,239	221,639
Tobacco 9.9%
Altria Group, Inc.		12,205	792,959
Philip Morris International, Inc.		7,640	891,664
	Yield (%)	Shares	Value
Securities lending collateral 1.6%			$278,292
(Cost $278,293)
John Hancock Collateral Trust (C)	1.1917(D)	27,812	278,292
Total investments (Cost $17,432,636)† 101.6%			$17,337,028
Other assets and liabilities, net (1.6%)			(268,730)
Total net assets 100.0%			$17,068,298
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 7-31-17. The value of securities on loan amounted to $271,583.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-17.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $17,432,846. Net unrealized depreciation aggregated to $95,818, of which $702,636 related to appreciated investment securities and $798,454 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF 3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	920Q1	07/17
This report is for the information of the shareholders of John Hancock Multifactor Consumer Staples ETF.		9/17

John Hancock

Multifactor Industrials ETF

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 99.9%		$21,988,563
(Cost $19,004,616)
Health care 2.7%		598,445
Health care equipment and supplies 0.7%
Danaher Corp.	2,042	166,403
Life sciences tools and services 2.0%
Agilent Technologies, Inc.	2,878	172,076
Mettler-Toledo International, Inc. (A)	302	173,070
PerkinElmer, Inc.	1,320	86,896
Industrials 72.4%		15,934,902
Aerospace and defense 13.5%
BWX Technologies, Inc.	780	41,090
Curtiss-Wright Corp.	404	38,954
General Dynamics Corp.	1,009	198,097
HEICO Corp.	231	18,565
HEICO Corp., Class A	425	30,196
Hexcel Corp.	999	51,119
Huntington Ingalls Industries, Inc.	543	111,918
L3 Technologies, Inc.	836	146,275
Lockheed Martin Corp.	904	264,086
Northrop Grumman Corp.	1,018	267,866
Orbital ATK, Inc.	714	72,957
Raytheon Company	1,710	293,727
Rockwell Collins, Inc.	1,556	165,761
Spirit AeroSystems Holdings, Inc., Class A	1,579	95,419
Teledyne Technologies, Inc. (A)	362	49,355
Textron, Inc.	3,061	150,387
The Boeing Company	2,051	497,285
TransDigm Group, Inc.	445	125,552
United Technologies Corp.	2,997	355,354
Air freight and logistics 3.6%
C.H. Robinson Worldwide, Inc. (B)	1,611	105,682
Expeditors International of Washington, Inc.	1,926	113,403
FedEx Corp.	1,167	242,771
United Parcel Service, Inc., Class B	2,430	268,005
XPO Logistics, Inc. (A)	959	57,645
Airlines 5.8%
Alaska Air Group, Inc.	1,740	148,300
American Airlines Group, Inc.	4,238	213,765
Copa Holdings SA, Class A	258	32,369
Delta Air Lines, Inc.	5,285	260,868
JetBlue Airways Corp. (A)	3,845	84,321
Southwest Airlines Company	4,042	224,371
Spirit Airlines, Inc. (A)	515	20,008
United Continental Holdings, Inc. (A)	4,371	295,829
Building products 3.2%
Allegion PLC	901	73,197
AO Smith Corp.	1,436	76,898
Fortune Brands Home & Security, Inc.	1,567	102,905
Johnson Controls International PLC	4,497	175,158
Lennox International, Inc.	418	71,478
Masco Corp.	2,544	97,003

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF 2

	Shares	Value
Industrials (continued)
Building products (continued)
Owens Corning	1,332	$89,311
USG Corp. (A)	974	26,337
Commercial services and supplies 3.6%
Cintas Corp.	974	131,344
Copart, Inc. (A)	2,742	86,346
Deluxe Corp.	226	16,317
KAR Auction Services, Inc.	1,554	65,330
Republic Services, Inc.	3,102	199,210
Rollins, Inc.	1,022	44,365
Stericycle, Inc. (A)	772	59,506
Waste Management, Inc.	2,599	195,315
Construction and engineering 1.5%
AECOM (A)	1,529	48,775
Chicago Bridge & Iron Company NV (B)	1,022	19,152
EMCOR Group, Inc.	508	34,290
Fluor Corp.	1,806	78,435
Jacobs Engineering Group, Inc.	1,344	70,856
Quanta Services, Inc. (A)	2,043	68,910
Electrical equipment 4.7%
Acuity Brands, Inc.	363	73,562
AMETEK, Inc.	2,378	146,437
Eaton Corp. PLC	2,715	212,449
Emerson Electric Company	3,657	217,994
Hubbell, Inc.	497	59,039
Rockwell Automation, Inc.	1,434	236,653
Sensata Technologies Holding NV (A)	1,833	82,705
Industrial conglomerates 8.0%
3M Company	2,057	413,807
Carlisle Companies, Inc.	836	81,585
General Electric Company	26,304	673,645
Honeywell International, Inc.	2,613	355,682
Roper Technologies, Inc.	987	229,438
Machinery 17.5%
AGCO Corp.	1,000	72,140
Allison Transmission Holdings, Inc.	1,699	64,222
Caterpillar, Inc.	2,267	258,325
Colfax Corp. (A)	751	31,001
Crane Company	413	31,182
Cummins, Inc.	1,922	322,704
Deere & Company	1,946	249,633
Donaldson Company, Inc.	1,629	77,361
Dover Corp.	2,041	171,444
Flowserve Corp.	1,651	67,906
Fortive Corp.	2,471	159,973
Graco, Inc.	687	79,719
IDEX Corp.	859	100,108
Illinois Tool Works, Inc.	1,609	226,402
Ingersoll-Rand PLC	3,029	266,189
ITT, Inc.	1,081	44,321
Lincoln Electric Holdings, Inc.	727	63,438
Nordson Corp.	576	73,152
Oshkosh Corp.	634	43,657

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF 3

	Shares	Value
Industrials (continued)
Machinery (continued)
PACCAR, Inc.	4,113	$281,535
Parker-Hannifin Corp.	1,409	233,866
Pentair PLC	1,930	121,725
Snap-on, Inc.	650	100,230
Stanley Black & Decker, Inc.	1,797	252,820
The Middleby Corp. (A)	471	61,550
The Toro Company	1,070	76,066
Trinity Industries, Inc.	957	26,231
WABCO Holdings, Inc. (A)	616	84,743
Wabtec Corp. (B)	980	73,853
Woodward, Inc.	523	36,579
Xylem, Inc.	1,880	106,652
Marine 0.1%
Kirby Corp. (A)	283	17,235
Professional services 2.3%
ManpowerGroup, Inc.	932	99,864
Nielsen Holdings PLC	2,987	128,471
Robert Half International, Inc.	1,361	61,585
The Dun & Bradstreet Corp.	409	45,301
TransUnion (A)	827	37,901
Verisk Analytics, Inc. (A)	1,611	140,576
Road and rail 5.8%
AMERCO	87	33,805
CSX Corp.	5,642	278,376
Genesee & Wyoming, Inc., Class A (A)	576	37,532
J.B. Hunt Transport Services, Inc.	1,073	97,332
Kansas City Southern	1,220	125,892
Landstar System, Inc.	239	19,873
Norfolk Southern Corp.	1,883	211,988
Old Dominion Freight Line, Inc.	741	71,069
Ryder System, Inc.	936	68,103
Union Pacific Corp.	3,255	335,135
Trading companies and distributors 2.5%
Air Lease Corp.	1,116	44,171
Fastenal Company	3,025	129,954
HD Supply Holdings, Inc. (A)	1,891	61,439
MSC Industrial Direct Company, Inc., Class A	578	41,159
United Rentals, Inc. (A)	1,135	135,020
W.W. Grainger, Inc. (B)	635	105,880
Watsco, Inc.	264	39,803
Transportation infrastructure 0.3%
Macquarie Infrastructure Corp.	712	53,977
Information technology 18.2%		4,013,042
Electronic equipment, instruments and components 5.8%
Amphenol Corp., Class A	3,118	238,901
Arrow Electronics, Inc. (A)	1,353	109,985
Avnet, Inc.	1,692	64,939
Cognex Corp.	518	49,241
Coherent, Inc. (A)	101	26,765
Flex, Ltd. (A)	7,865	125,758
FLIR Systems, Inc.	1,500	55,980

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF 4

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
IPG Photonics Corp. (A)	339	$51,745
Jabil, Inc.	2,697	82,259
Keysight Technologies, Inc. (A)	1,579	65,671
Littelfuse, Inc.	113	20,360
National Instruments Corp.	1,015	41,757
TE Connectivity, Ltd.	2,497	200,734
Trimble, Inc. (A)	2,307	86,351
Universal Display Corp.	150	18,090
Zebra Technologies Corp., Class A (A)	478	48,622
Internet software and services 0.3%
CoStar Group, Inc. (A)	240	66,132
IT services 11.7%
Accenture PLC, Class A	2,221	286,109
Alliance Data Systems Corp.	642	154,998
Automatic Data Processing, Inc.	2,074	246,619
Booz Allen Hamilton Holding Corp.	1,470	50,421
Broadridge Financial Solutions, Inc.	1,427	108,252
CoreLogic, Inc. (A)	733	33,388
Euronet Worldwide, Inc. (A)	437	42,219
Fidelity National Information Services, Inc.	2,158	196,853
First Data Corp., Class A (A)	2,773	51,744
Fiserv, Inc. (A)	2,448	314,568
FleetCor Technologies, Inc. (A)	761	115,718
Genpact, Ltd.	1,899	55,071
Global Payments, Inc.	1,424	134,383
Jack Henry & Associates, Inc.	970	104,100
MAXIMUS, Inc.	643	38,811
Paychex, Inc.	3,119	180,434
PayPal Holdings, Inc. (A)	3,498	204,808
Total System Services, Inc.	2,017	127,999
Vantiv, Inc., Class A (A)	1,636	103,968
WEX, Inc. (A)	273	29,670
Technology hardware, storage and peripherals 0.4%
Xerox Corp.	2,596	79,619
Materials 6.3%		1,387,445
Chemicals 0.7%
The Sherwin-Williams Company	448	151,097
Construction materials 1.6%
Eagle Materials, Inc.	429	40,369
Martin Marietta Materials, Inc.	653	147,859
Vulcan Materials Company	1,368	168,428
Containers and packaging 4.0%
AptarGroup, Inc.	788	63,773
Ball Corp.	3,099	129,848
Bemis Company, Inc.	1,340	56,776
Berry Global Group, Inc. (A)	1,156	64,828
Crown Holdings, Inc. (A)	1,406	83,615
Graphic Packaging Holding Company	4,180	55,134
Packaging Corp. of America	1,257	137,616
Sealed Air Corp.	1,943	84,540
Sonoco Products Company	1,425	69,084

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF 5

		Shares	Value
Materials (continued)
Containers and packaging (continued)
WestRock Company		2,342	$134,478
Utilities 0.3%			54,729
Multi-utilities 0.3%
MDU Resources Group, Inc.		2,077	54,729
	Yield (%)	Shares	Value
Securities lending collateral 1.0%			$216,834
(Cost $216,832)
John Hancock Collateral Trust (C)	1.1917(D)	21,670	216,834
Short-term investments 0.1%			$19,302
(Cost $19,302)
Money market funds 0.1%			19,302
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9351(D)	19,302	19,302
Total investments (Cost $19,240,750)† 101.0%			$22,224,699
Other assets and liabilities, net (1.0%)			(220,312)
Total net assets 100.0%			$22,004,387
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 7-31-17. The value of securities on loan amounted to $213,665.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-17.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $19,240,772. Net unrealized appreciation aggregated to $2,983,927, of which $3,388,410 related to appreciated investment securities and $404,483 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF 6

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	940Q1	07/17
This report is for the information of the shareholders of John Hancock Multifactor Industrials ETF.		9/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)     There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant’s principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 13, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 13, 2017